Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Golar LNG Partners LP
Entity Central Index Key	0001415916
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	36,246,149
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS [Abstract]
Time charter revenues	$ 286,630		$ 225,452		$ 205,808
Total operating revenues	286,630		225,452		205,808
Vessel operating expenses	45,474		39,212		38,516
Voyage expenses	4,471		785		6,343
Administrative expenses	7,269		8,235		7,457
Depreciation and amortization	51,167		45,316		43,106
Impairment of long-term assets	0		0		1,500
Total operating expenses	108,381		93,548		96,922
Operating income	178,249		131,904		108,886
Financial income (expense)
Interest income	1,797		1,640		3,998
Interest expense	(38,090)		(19,581)		(20,300)
Other financial items, net	(5,389)		(18,521)		(27,855)
Net financial expenses	(41,682)		(36,462)		(44,157)
Income before income taxes and non-controlling interest	136,567		95,442		64,729
Income taxes	(9,426)		(45)		(1,212)
Net income	127,141	[1]	95,397		63,517
Net income attributable to non-controlling interest	(10,723)		(9,863)		(9,250)
Net income attributable to Golar LNG Partners LP Owners	116,418		85,534		54,267
Dropdown Predecessor's interest in net income (loss) (note 1)	28,015		21,937		(3,467)
General Partner's interest in net income	2,750		1,272		1,155
Limited Partners' interest in net income	$ 85,653		$ 62,325		$ 56,579
Earnings per unit:
Common unit (basic and diluted) (in dollars per unit)	$ 2.08		$ 1.89		$ 1.54
Subordinated unit (basic and diluted) (in dollars per unit)	$ 1.85		$ 1.16		$ 1.31
General partner unit (basic and diluted) (in dollars per unit)	$ 2		$ 1.59		$ 1.45
Cash distributions declared and paid per unit (1) (in dollars per unit)	$ 1.78	[2]	$ 0.73	[2]	$ 0	[2]

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[2]	Refers to cash distributions declared and paid in the period.

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 127,141	[1]	$ 95,397	$ 63,517
Other comprehensive (loss) income:
Unrealized net (loss) gain on qualifying cash flow hedging instruments	(3,950)		934	(2,302)
Other comprehensive (loss) income	(3,950)		934	(2,302)
Comprehensive income	123,191		96,331	61,215
Comprehensive income attributable to:
Owners' and Dropdown Predecessor Equity	112,468		86,468	51,965
Non-controlling interest	$ 10,723		$ 9,863	$ 9,250

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.

CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 66,327	$ 49,218
Restricted cash and short-term investments	30,900	24,512
Trade accounts receivable	0	173
Other receivables, prepaid expenses and accrued income	4,336	2,626
Amounts due from related parties	3,883	3,235
Inventories	1,924	1,074
Total current assets	107,370	80,838
Long-term assets
Restricted cash	190,523	185,270
Vessels and equipment, net	707,147	662,021
Vessels under capital leases, net	485,632	501,903
Deferred charges	15,023	7,742
Other non-current assets	5,279	39
Total assets	1,510,974	1,437,813
Current liabilities
Current portion of long-term debt	64,822	49,906
Current portion of obligations under capital leases	5,837	5,909
Trade accounts payable	3,407	790
Accrued expenses	26,530	12,448
Other current liabilities	64,692	70,216
Amounts due to related parties	4,429	0
Total current liabilities	169,717	139,269
Long-term liabilities
Long-term debt	639,697	350,668
Long-term debt due to related parties	34,953	222,310
Obligations under capital leases	406,534	399,934
Tax benefit on intra-group transfers of long-term assets	18,529	27,599
Total liabilities	1,269,430	1,139,780
Commitments and contingencies (See Note 26)
Equity
Owner's and Dropdown Predecessor Equity	0	208,069
Partners' capital:
Common unitholders	169,515	30,163
Subordinated unitholders	3,713	369
General partner interest	5,447	1,537
Total Partners' capital	178,675	32,069
Accumulated other comprehensive (loss) income	(8,989)	(5,039)
Total equity before non-controlling interest	169,686	27,030
Non-controlling interest	71,858	62,934
Total equity	241,544	298,033
Total liabilities and equity	$ 1,510,974	$ 1,437,813

CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Partners' capital:
Common units issued (in shares)	36,246,149	23,127,254
Common units outstanding (in shares)	36,246,149	23,127,254
Subordinated units issued (in shares)	15,949,831	15,949,831
Subordinated units outstanding (in shares)	15,949,831	15,949,831
General Partner units issued (in shares)	1,065,225	797,492
General Partner unit outstanding (in shares)	1,065,225	797,492

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 127,141	[1]	$ 95,397	$ 63,517
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,167		45,316	43,106
Amortization of deferred tax benefit on intragroup transfers	(912)		(2,363)	0
Impairment of long-term assets	0		0	1,500
Amortization of deferred charges	1,123		931	2,999
Unrealized foreign exchange losses (gains)	13,893		1,040	(4,205)
Drydocking expenditure	(8,288)		(10,543)	(7,266)
Trade accounts receivable	173		1,698	1,096
Inventories	(849)		1,440	(1,485)
Prepaid expenses, accrued income and other assets	(6,948)		295	(483)
Amounts due from/to related parties	3,781		16,240	(29,968)
Trade accounts payable	2,617		(1,281)	2,527
Accrued expenses	14,015		1,134	1,546
Interest element included in obligations under capital leases	401		897	997
Loss on termination of lease financing agreements	0		0	3,452
Other current liabilities	(7,971)		6,771	9,757
Net cash provided by operating activities	189,343		156,972	87,090
Investing activities
Additions to vessels and equipment	(72,286)		(100,259)	(60,065)
Restricted cash and short-term investments	(6,512)		(2,622)	276,353
Net cash (used in) provided by investing activities	(78,798)		(102,881)	216,288
Financing activities
Proceeds from issuance of equity	401,851		0	0
Proceeds from long-term debt	537,194		222,310	125,000
Repayments of long-term debt	(427,217)		(58,832)	(84,682)
Repayments of obligations under capital lease	(6,287)		(6,151)	(247,160)
Financing arrangement fees and other costs	(8,400)		(854)	(4,360)
Dividends paid to noncontrolling interests	(1,799)		(2,399)	(3,120)
Cash distributions paid	(77,588)		(29,276)	0
Distribution to Golar LNG Limited ("Golar") for acquisition of the Golar Freeze	0		(231,579)	0
Dropdown Predecessor dividends	0		(24,336)	0
Distribution to Golar for acquisition of the NR Satu	(387,993)		0	0
Distribution to Golar for acquisition of the Golar Grand	(176,769)		0	0
Contributions from (repayments of) owner's funding	53,572		72,686	(69,344)
Net cash used in financing activities	(93,436)		(58,431)	(283,666)
Net increase in cash and cash equivalents	17,109		(4,340)	19,712
Cash and cash equivalents at beginning of period	49,218		53,558	33,846
Cash and cash equivalents at end of period	66,327		49,218	53,558
Cash paid during the year for:
Interest paid, net of capitalized interest	40,858		20,415	25,708
Income taxes paid	$ 1,444		$ 1,685	$ 470

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL /OWNER'S AND DROPDOWN PREDECESSOR EQUITY (USD $)		Dropdown Predecessor Equity [Member]	Owner's Invested Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total before Non-controlling interest [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009		$ 170,426,000	$ 168,423,000	$ 0	$ 0	$ 0	$ 0	$ 338,849,000	$ 49,340,000	$ 388,189,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		(3,467,000)	57,734,000	0	0	0	0	54,267,000	9,250,000	63,517,000
Non-controlling interest dividends		0	0	0	0	0	0	0	(3,120,000)	(3,120,000)
Other comprehensive (loss) income		0	(2,302,000)	0	0	0	0	(2,302,000)	0	(2,302,000)
Dropdown predecessor dividends										0
Movement in invested equity		(2,077,000)	(67,267,000)	0	0	0	0	(69,344,000)	0	(69,344,000)
Balance at Dec. 31, 2010		164,882,000	156,588,000	0	0	0	0	321,470,000	55,470,000	376,940,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,000,000)	(1,000,000)
Movement in invested equity		0	(13,999,000)	0	0	0	0	(13,999,000)	0	(13,999,000)
Combined carve-out net income (Jan 1, 2011 - April 12, 2011)	[1]	0	20,741,000	0	0	0	0	20,741,000	2,709,000	23,450,000
Combined carve-out other comprehensive income		0	984,000	0	0	0	0	984,000	0	984,000
Balance at Apr. 12, 2011		164,882,000	164,314,000	0	0	0	0	329,196,000	57,179,000	386,375,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[1]	21,937,000	0	29,029,000	12,079,000	1,748,000	0	64,793,000	7,154,000	71,947,000
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,399,000)	(1,399,000)
Other comprehensive (loss) income		(378,000)	0	0	0	0	328,000	(50,000)	0	(50,000)
Dropdown predecessor dividends		(24,336,000)	0	0	0	0	0	(24,336,000)	0	(24,336,000)
Elimination of equity		24,810,000	14,856,000	0	0	0	0	39,666,000	0	39,666,000
Allocation of Partnership capital to unit holders - April 12, 2011		0	(179,170,000)	180,475,000	0	3,683,000	(4,988,000)	0	0	0
Net change in Parent's equity in Dropdown Predecessor		86,685,000	0	0	0	0	0	86,685,000	0	86,685,000
Cash distributions		0	0	(16,980,000)	(11,710,000)	(586,000)	0	(29,276,000)	0	(29,276,000)
Purchase of Golar Freeze from Golar (note 25(j))		(231,330,000)	0	(249,000)	0	0	0	(231,579,000)	0	(231,579,000)
Allocation of Dropdown Predecessor equity (note 25(j))		165,799,000	0	(162,112,000)	0	(3,308,000)	(379,000)	0	0	0
Balance at Dec. 31, 2011		208,069,000	0	30,163,000	369,000	1,537,000	(5,039,000)	235,099,000	62,934,000	298,033,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	28,015,000	0	53,998,000	31,655,000	2,750,000	0	116,418,000	10,723,000	127,141,000
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,799,000)	(1,799,000)
Other comprehensive (loss) income		0	0	0	0	0	(3,950,000)	(3,950,000)	0	(3,950,000)
Dropdown predecessor dividends										0
Movement in invested equity		53,572,000	0	0	0	0	0	53,572,000	0	53,572,000
Elimination of equity		9,046,000	0	0	0	0	0	9,046,000	0	9,046,000
Cash distributions		0	0	(47,725,000)	(28,311,000)	(1,552,000)	0	(77,588,000)	0	(77,588,000)
Net proceeds from issuance of common units		0	0	393,814,000	0	8,037,000	0	401,851,000	0	401,851,000
Purchase of NR Satu from Golar		(387,993,000)	0	0	0	0	0	(387,993,000)	0	(387,993,000)
Allocation of Dropdown Predecessor equity - NR Satu (note 25(j))		132,321,000	0	(129,671,000)	0	(2,650,000)	0	0	0	0
Purchase of Golar Grand from Golar		(176,769,000)	0	0	0	0	0	(176,769,000)	0	(176,769,000)
Allocation of Dropdown Predecessor equity - Golar Grand (note 25(j))		133,739,000	0	(131,064,000)	0	(2,675,000)	0	0	0	0
Balance at Dec. 31, 2012		$ 0	$ 0	$ 169,515,000	$ 3,713,000	$ 5,447,000	$ (8,989,000)	$ 169,686,000	$ 71,858,000	$ 241,544,000

[1]	The post acquisition net income (from October 19, 2011 to December 31, 2011) relating to the Golar Freeze in 2011 included within net income was $4.8 million.
[2]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.

CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL /OWNER'S AND DROPDOWN PREDECESSOR EQUITY (Parenthetical) (Dropdown Predecessor Equity [Member], USD $)
In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Golar Freeze [Member]	Dec. 31, 2012 Nusantara Regas Satu [Member]	Dec. 31, 2012 Golar Grand [Member]
Net income	$ 4.8	$ 11.5	$ 4.8

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
1. GENERAL

Golar LNG Partners LP (the "Partnership") was formed as an indirect wholly-owned subsidiary of Golar LNG Limited ("Golar") in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly-owned and partially owned subsidiaries of Golar.

In November 2008, Golar transferred to the Partnership interests in certain of its wholly-owned and partially owned subsidiaries that owned a 60% interest in a liquefied natural gas ("LNG") carrier, the Golar Mazo, and which leased the LNG carrier, the Methane Princess, and the floating storage and regasification unit ("FSRU"), the Golar Spirit. During April 2011, Golar contributed to the Partnership the shares of a subsidiary which leased the FSRU, the Golar Winter.

During April 2011, the Partnership completed its initial public offering ("IPO"). In connection with the IPO, (i) the Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership; (ii) the Partnership issued to Golar GP LLC, a wholly-owned subsidiary of Golar and the general partner of the Partnership (the "General Partner"), a 2% general partner interest in the Partnership and 81% of the Partnership's incentive distribution rights ("IDRs"); (iii) the Partnership issued to Golar LNG Energy Limited, a subsidiary of Golar ("Golar Energy"), 19% of the IDRs; (iv) Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million, all as further described in Note 3.

The transfers and contributions of the subsidiaries holding interests in the Golar Mazo, the Methane Princess and the Golar Spirit in November 2008, and the Golar Winter in April 2011 from Golar to the Partnership are deemed to be a reorganization of entities under common control. As a result, these transactions have been recorded by the Partnership at Golar's historical book values. Accordingly, prior to April 13, 2011 (the closing date of the IPO), Golar LNG Partners LP and its subsidiaries that have interests in four vessels, the Golar Mazo, the Methane Princess, the Golar Spirit and the Golar Winter ("Initial Fleet"), are collectively referred to as the "Combined Entity".

In October 2011 and July 2012, the Partnership acquired from Golar interests in subsidiaries that own and operate the FSRUs, the Golar Freeze and the Nusantara Regas Satu ("NR Satu"), repectively. In addition, in November 2012, the Partnership acquired from Golar interests in subsidiaries that lease and operate the LNG carrier, the Golar Grand. These transactions are also deemed to be a reorganization of entities under common control. As a result, the Partnership's balance sheets, statements of operations, statements of comprehensive income, cash flows and changes in partners' capital/ owners' equity have been retroactively adjusted to include these vessels (herein collectively referred to as the "Dropdown Predecessor") as if the Partnership had acquired these vessels when they began operations under the ownership of Golar. All vessels were under common control for all periods included in these financial statements. The excess of the consideration paid by the Partnership over Golar's historical costs is accounted for as an equity distribution to Golar (refer to Note 25(j)). The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	2011			2010
(in thousands of $)	As revised	Amount of change	As reported	As revised	Amount of change	As reported
Time charter revenues	225,452	21,727	203,725	205,808	23,268	182,540
Net income (loss)	95,397	5,873	89,524	63,517	(8,094)	71,611
Equity	298,033	208,069	89,964	376,940	101,680	275,260
Total assets	1,437,813	362,318	1,075,495	1,407,810	271,917	1,135,893
Total liabilities	1,139,780	154,249	985,531	1,030,870	170,237	860,633

The adjustment to total assets in 2011 includes $180.1 million relating to the NR Satu and $130.7 million relating to the Golar Grand which are presented in vessels and equipment and vessels under capital leases net and $45.0 million restricted cash relating to the Golar Grand which is presented in non-current restricted cash. The adjustment to total liabilities in 2011 includes $8.4 million relating to deferred tax benefits on intra-group transfers of long-term assets relating to the NR Satu which are presented in other non-current liabilities and $137.7 million relating to the capital lease obligations in respect of the Golar Grand.

As of December 31, 2012, the Partnership operates a fleet of four FSRUs and three LNG carriers. The Partnership's vessels operate under long-term charter contracts with expiration dates between 2017 and 2024, except for the Golar Grand which operates on a medium-term charter which expires in 2015.

Under the Partnership Agreement, the general partner has irrevocably delegated to the Partnership's board of directors have the power to oversee and direct the operations of, manage and determine the strategies and policies of Golar Partners. During the period from the IPO in April 2011 until the time of the Partnership's first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of the Partnerhip's board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with Golar and as a consequence, from December 13, 2012, the Partnership will no longer account for vessel acquisitions from Golar as transfer of equity interests between entities under common control.

As of December 31, 2012, the Partnership's current liabilities exceeded current assets by $62.3 million. Included within current liabilities as of December 31, 2012, are mark-to-market valuations of interest rate swap derivatives of $25.0 million and foreign currency swap derivatives of $20.5 million. The interest rate swaps mature between 2013 and 2018 and the Partnership has no intention of terminating these swaps before their maturity and hence realizing these liabilities. The foreign currency swap matures in 2032, however, the Partnership is considering the termination of this swap in connection with a refinancing of the related debt facility. The currency swap was entered into as a hedge against a foreign currency lease obligation and as such a loss on the swap is in part offset by a lower lease obligation. In addition, current liabilities include deferred drydocking and operating cost revenue of $12.8 million as of December 31, 2012. Deferred drydocking and operating cost revenue pertains to charterhire paid in advance by charterers, thus, no cash outflows are expected for these liabilities.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of accounting

These consolidated and combined financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. Investments in entities in which the Partnership directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Partnership is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated and combined financial statements include the financial statements of the entities listed in Note 5.

The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012	2011	2010
Administrative expenses	1,365	4,947	6,651
Pension costs	220	805	1,439
Net financial (income) expenses	(149)	(2,983)	16,172
	1,436	2,769	24,262

For the years ended December 31, 2012, 2011 and 2010 the above table includes allocated costs (income) for the combined entity for the period prior to April 13, 2011, representing the period prior to the Partnership's IPO and for the Dropdown Predecessor for the periods prior to their acquisition from Golar.

Included in the Combined Entity's equity as of April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out as they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and therefore have been eliminated from the Partnership's equity position as of April 13, 2011.

Included in the Dropdown Predecessor's equity as of October 18, 2011 and July 18, 2012, were net liabilities of $24.8 million and $9.0 million relating to the Golar Freeze and the NR Satu, respectively, that were carved out and retained by Golar. These amounts have not been transferred to the Partnership and therefore have been eliminated from the Partnership's equity upon acquisition by the Partnership.

Details of the net liabilities eliminated are as follows:

(in thousands of $)	Dropdown Predecessor relating to NR Satu (1)	Dropdown Predecessor relating to Golar Freeze (2)	Combined Entity ("Initial Fleet")(3)	Total
Balance Sheet captions:
Other non-current assets	—	—	12,007	12,007
Other current liabilities	(1,511)	—	—	(1,511)
Other long-term liabilities	(7,535)	(24,810)	(26,863)	(59,208)
Total	(9,046)	(24,810)	(14,856)	(48,712)
__________________________________________
(1)	As of July 19, 2012
(2)	As of October 19, 2011
(3)	As of April 13, 2011

These consolidated and combined financial statements include the financial position, results of operations and cashflows of the Combined Entity and the Dropdown Predecessor. In the preparation of these consolidated and combined financial statements, the loan and related balances and interest expenses relating to the NR Satu and the Golar Freeze, the lease related expenses (including termination thereof) relating to the NR Satu, the Golar Freeze and the Golar Spirit, general and administrative expenses (including pension and stock-based compensation), income tax expense, and certain derivatives' related expenses which were not directly attributable to the respective vessels have been allocated to the Partnership on the following basis:

Prior to June 2010, the debt relating to the Golar Freeze was held in a subsidiary of Golar in connection with the loan facility for five of Golar's vessels, including the Golar Freeze. In June 2010, the Golar Freeze's share of the loan facility was repaid and the vessel was refinanced through a loan facility within the Partnership. Accordingly, for periods prior to June 2010 the Golar Freeze's share of the loan facility, interest expense, deferred finance fees and related balances have been carved out based on the cash settlement value in June 2010.

The debt relating to the NR Satu was held in a subsidiary of Golar in connection with the loan facility for five of Golar's vessels, including the NR Satu. The loan facility was repaid in April 2011. Accordingly, for periods prior to April 2011 the NR Satu's share of the loan facility, interest expense, deferred finance fees and related balances have been carved out based on the remaining loan balance following the settlement of the Golar Spirit and the Golar Freeze related balances in November 2008 and June 2010, respectively, and based on the 2003 internal valuations performed at inception of the debt. In addition, the NR Satu associated lease balances, termination thereof and amortization of deferred tax benefits on intragroup transfers were carved out on the same basis as the loan facility.

In contrast, the Golar Freeze, Golar Spirit and the NR Satu associated lease balances, termination thereof and amortization of deferred tax benefits on intragroup transfers have been reflected in these financial statements at Golar's book value, as they are readily separable and identifiable within the books of Golar (see note 23).

Vessel operating expenses includes ship management fees for the provision of technical and commercial management of vessels, which have been allocated to the Partnership based on intercompany charges invoiced by Golar.

Vessel operating expenses include an allocation of Golar's defined benefit pension plan costs. Golar operates two defined benefit pension plans for itself and its subsidiaries: one for the crews and one for administrative personnel. The pension cost is calculated in the subsidiaries on a contribution basis and relates principally to crew whose employment cannot be tied to a specific vessel, as they were a shared resource across all vessels. Accordingly, the pension costs have been allocated based on the number of vessels in Golar's fleet.

Administrative expenses (including stock-based compensation, which are described further below) of Golar that cannot be attributed to a specific vessel and for which the Partnership is deemed to have received benefit have been allocated based on the number of vessels in Golar's fleet.

Administrative expenses include an allocation of Golar's stock-based compensation costs. In respect of options awarded to certain employees and directors of Golar, whose employment or service cannot be specifically attributed to any specific vessel. Therefore, it is considered that the Partnership, as a part of Golar, received benefit from their services, and so should recognize a share of the respective cost. Accordingly, stock-based compensation costs have been allocated based on the number of vessels in Golar's fleet.

Other financial items include an allocation of Golar's mark-to-market adjustments for interest rate swap and foreign currency swap derivatives. In respect of mark-to-market adjustments for interest rate swap derivatives these have been allocated on the basis of the Partnership's proportion of Golar's debt including capital leases. For foreign currency derivatives and related adjustments to earnings these have been allocated on the basis of being separately identifiable and specifically for the benefit of the Partnership.

Income tax expense has been determined for the Partnership on a separate returns basis.

Management has deemed the related allocation reasonable to present the financial position, results of operations, and cash flows of the Combined Entity and Dropdown Predecessor on a stand-alone basis. However, the financial position, results of operations and cash flows of the Combined Entity and Dropdown Predecessor may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity for the periods prior to the IPO. Accordingly, the financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Business combination between entities under common control

Reorganization of entities under common control are accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as an equity distribution. In addition re-organization of entities under common control are accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Golar. Therefore, the Partnership's financial statements prior to the date the interests in the combining entity were actually acquired will be retroactively adjusted to include the results of the Combined Entity during the periods it was under common control of Golar.

As discussed in note 1, following the first annual general meeting of common unitholders on December 13, 2012, Golar ceased to control the board of directors as the majority of board members became electable by the common unitholders. As a result, the Partnership is not considered to be under common control with Golar. As a consequence, starting with December 13, 2012, the Partnership will no longer account for vessel acquisitions from Golar as a transfer of equity interest between entities under common control.

Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs. Revenues generated from time charters, which are classified as operating leases by the Partnership, are recorded over the term of the charter as service is provided. The Partnership does not recognize revenues during days that the vessel is off-hire. Incentives for charterers to enter into lease agreements are spread evenly over the lease term.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years. Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis. Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Under time charters, voyage expenses are paid by the Partnership's customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Comprehensive Income

As at December 31, 2012, 2011 and 2010, the Partnership's accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2012	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(8,989)	(5,039)	(5,943)

Cash and cash equivalents

The Partnership considers all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.

Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments. The Partnership considers all short-term investments as held to maturity. These investments are carried at amortized cost. The Partnership places its short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Trade receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories

Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives.

Cost of building the mooring equipment were incurred as part of the NR Satu time charter agreement. The cost of the mooring equipment is capitalized and depreciated over the initial lease term of the NR Satu charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment. Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years. For vessels that are newly built or acquired, the Partnership has adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated.

Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Mooring equipment	11 years

Interest costs capitalized in connection with the conversion of the NR Satu and the Golar Freeze into FSRUs for the years ended December 31, 2012, 2011 and 2010 were $1.8 million, $1.9 million and $0.5 million, respectively.

Vessels under capital lease

The Partnership leases certain vessels under agreements that have been accounted for as capital leases. Obligations under capital leases are carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful lives of the vessels. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of vessels under capital lease is included within depreciation and amortization expense in the statement of operations. Vessels under capital lease are depreciated on a straight-line basis over the vessels' remaining useful economic lives, based on a useful life of 40 to 50 years. Refurbishment costs and drydocking expenditures incurred in respect of vessels under capital lease are accounted for consistently as that of vessels.

Certain of our capital leases are 'funded' via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise this is funded by, or released to, available working capital.

Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction and includes vessels undergoing retrofitting into FSRUs for the Partnership's own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or the Partnership's weighted average cost of borrowings where appropriate, over the term period from commencement of the conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Deferred credit from capital leases

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 23). Amortization of deferred income is offset against depreciation and amortization expense in the statement of operations.

Impairment of long-lived assets

The Partnership continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived asset may not be recoverable. When such events or changes in circumstances are present, the Partnership assesses the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Partnership recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

The Partnership assessed the potential impairment of its long-term assets, in respect of unutilized parts originally ordered for the Golar Spirit FSRU conversion following changes to the original project specifications. The Partnership incurred impairment charges for the year ended December 31, 2010 (see Note 8).

Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan. Amortization of deferred loan costs is included in "Other financial items, net" in the statement of operations. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Provisions

The Partnership, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Partnership has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Partnership will provide the lower amount within the range. See Note 26, "Other Commitments and Contingencies" for further discussion.

Derivatives

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Partnership's debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the balance sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the consolidated and combined carve-out balance sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities." The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership has adopted hedge accounting for certain of its interest rate swap arrangements designated as cash flow hedges. For derivative instruments that are not designated or do not qualify as hedges, the changes in fair value of the derivative financial instrument are recognized in earnings and recorded each period in current earnings in "Other financial items, net".

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge. If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in owner's equity. The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative. The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in owner's equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense). If the hedged items are no longer probable of occurring, amounts recognized in equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Foreign currencies

The Partnership's and its subsidiaries' functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of the Partnership's expenditures are incurred in U.S. dollars. The Partnership's reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Fair Value measurements

The Partnership accounts for fair value measurements in accordance with the Accounting Standards Codification ("ASC") guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2012
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING [Abstract]
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING
3. FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

During April 2011, the following transactions in connection with the transfer of the interests in the Golar Winter and the subsequent IPO occurred:

Capital contribution

(i)	Golar contributed to the Partnership its 100% interest in the subsidiary which leases the Golar Winter. This has been accounted for as a capital contribution by Golar to the Partnership.

Recapitalization of the Partnership

(ii)
The Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership, in exchange for Golar's existing 98% limited partner interest in the Partnership;

(iii)
The Partnership issued 797,492 general partner units to the General Partner, representing a 2% general partner interest in the Partnership, and 81% of the IDRs. The remaining 19% of the IDRs were issued to Golar Energy. The IDRs entitle the holder to increasing percentages of the cash the Partnership distributes in excess of $0.4428 per unit per quarter; and

Initial Public Offering

(iv)
In the IPO, Golar sold 13,800,000 common units of the Partnership to the public at a price of $22.50 per unit, raising gross proceeds of $310.5 million. 1,800,000 of these common units were sold pursuant to the exercise of the overallotment option granted to the underwriters. Expenses relating to the IPO were borne by Golar.

Rights and Obligations of Partnership Units

•
Common units. These represent limited partner interests in the Partnership. During the subordination period, the common units have preferential dividend and liquidation rights over the subordinated units as described in note 27. Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, if at any time, any person or group owns beneficially more than 4.9% or more of any class of units outstanding, any such units owned by that person or group in excess of 4.9% may not be voted (except for purposes of nominating a person for election to our board). The voting rights of any such common unitholder in excess of 4.9% will effectively be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of such class of units. The General Partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limit except with respect to voting their common units in the election of the four elected directors.

•
Subordinated units. These represent limited partner interests in the Partnership. Subordinated units have limited voting rights and most notably are excluded from voting in the election of the elected directors. During the subordination period the common units have preferential dividend rights to the subordinated units (see note 27). The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with the removal of the Company as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units and will be subject to the same rights as common units.

•
General Partner units. General partner units have preferential liquidation and dividend rights over the subordinated units. There is a limitation on the transferability of the general partner interest such that the General Partner may not transfer all or any part of its general partner interest to another person (except to an affiliate of the General Partner or another entity as part of the merger or consolidation of the General Partner with or into another entity or the transfer by the General Partners of all or substantially all of its assets to another entity) prior to March 31, 2021 without the approval of the holders of at least a majority of the outstanding common units, excluding common units held by the General Partner and its affiliates. The general partner units are not entitled to vote in the election of the four elected directors. However, the General Partner in their sole discretion appoints three of the seven board directors.

•
IDRs. The IDRs are non-voting and represent rights to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved as described in note 27. The General Partner or its affiliates or Golar Energy or its affiliates may not transfer all or any part of its IDRs to another person (except to an affiliate of the General Partner or another entity as part of the merger or consolidation of the General Partner with or into another entity or the transfer by the General Partners of all or substantially all of its assets to another entity) prior to March 31, 2016 without the approval of the holders of at least a majority of the outstanding common units, excluding common units held by the General Partner and its affiiates.

The Partnership Agreement provides that if the General Partner is removed as a general partner under circumstances where cause does not exist and units held by the General Partner and its affiliates are not voted in favor of that removal:

•	the subordination period will end and all outstanding subordinated units will immediately convert into common units on a one-for-one basis;
•	any existing arrearages in payment of the minimum quarterly distribution on the common units will be extinguished; and
•
the General Partner will have the right to convert its general partner interest and its IDRs (and Golar Energy will have the right to convert its IDRs) into common units or to receive cash in exchange for those interest based on the fair market value of the interests at the time.

Agreements

In connection with the IPO, the Partnership entered into several agreements including:

•
A management and administrative services agreement with Golar Management Limited, a subsidiary of Golar ("Golar Management"), pursuant to which Golar Management agreed to provide certain management and administrative services to the Partnership;

•	A $20.0 million revolving credit agreement with Golar; and
•	An Omnibus Agreement with Golar, the General Partner and others governing, among other things:
•	To what extent the Partnership and Golar may compete with each other;
•	Certain rights of first offer on certain FSRUs and LNG carriers operating under charters for five or more years; and
•	The provision of certain indemnities to the Partnership by Golar.

The Partnership exercised its option under the Omnibus Agreement to purchase the Golar Freeze from Golar in October 2011 and the NR Satu in July 2012.

EQUITY ISSUANCES	12 Months Ended
Dec. 31, 2012
EQUITY OFFERINGS [Abstract]
EQUITY OFFERINGS
4. EQUITY ISSUANCES

The following table summarizes the issuances of common and general partner units since the Partnership's IPO in April 2011:

Date	Number of Common Units Issued1	Offering Price	Gross Proceeds (in thousands of $)2	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering3	Use of Proceeds
July 2012	7,294,305	$30.95	230,366	221,746	57.5%	Acquisition of the NR Satu
November 2012	5,824,590	$30.50	181,275	180,105	54.1%	Acquisition of the Golar Grand

1 Includes common units issued by the Partnership to Golar in a private placement made concurrent to the public offering of 969,305 common units and 1,524,590 common units in July 2012 and November 2012, respectively.

2 Includes General Partner's 2% proportionate capital contribution.
3 Includes Golar's 2% general partner interest in the Partnership.

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2012 and 2011:

(in units)	Common Units	Subordinated Units	GP Units
April 2011 IPO	23,127,254	15,949,831	797,492
December 31, 2011	23,127,254	15,949,831	797,492
July 2012 offerings	7,294,305	—	148,864
November 2012 offerings	5,824,590	—	118,869
December 31, 2012	36,246,149	15,949,831	1,065,225

SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
SUBSIDIARIES [Abstract]
SUBSIDIARIES
5. SUBSIDIARIES

The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2012. Unless otherwise indicated, the Partnership owns 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Oxbow Holdings Inc.	British Virgin Islands	Holding Company
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar 2215 UK Ltd	United Kingdom	Operates Methane Princess
Golar Spirit UK Ltd	United Kingdom	Operates Golar Spirit
Golar Winter UK Ltd	United Kingdom	Operates Golar Winter
Golar Freeze UK Ltd	United Kingdom	Operates Golar Freeze
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company
Golar Khannur Corporation	Marshall Islands	Holding Company
Golar LNG (Singapore) Pte.	Singapore	Holding Company
PT Golar Indonesia*	Indonesia	Owns and operates NR Satu
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar 2226 UK Ltd	United Kingdom	Operates Golar Grand

* The Partnership holds all of the voting stock and controls all of the economic interests in PT Golar Indonesia ("PTGI") pursuant to a Shareholder's Agreement with the other shareholder of PTGI, PT Pesona Sentra Utama ("PT Pesona"). PT Pesona holds the remaining 51% interest in the issued share capital of PTGI.

The Partnership consolidated PTGI, which owns the NR Satu, in its consolidated financial statements effective September 28, 2011. PTGI became a VIE and the Partnership became its primary beneficiary upon the Partnership's agreement to acquire all of Golar's interests in certain subsidiaries that own and operate the NR Satu (see note 25(j)) on July 18, 2012. As this acquisition was deemed to be a reorganization of entities under common control, the balance sheet as of December 31, 2011 has been retroactively adjusted to include PTGI. The Partnership consolidates PTGI as it holds all of the voting stock and controls all of the economic interests in PTGI.

The following table summarizes the balance sheet of PTGI as of December 31, 2012 and 2011:

(in thousands of $)	2012	2011
ASSETS
Cash	3,979	—
Restricted cash	5,474	—
Vessels and equipment	375,443	—
Other assets	6,335	11,000
Total assets	391,231	11,000

LIABILITIES AND EQUITY
Accrued liabilities	31,778	—
Current portion of long-term debt	14,300	—
Amounts due to related parties	199,891	—
Long-term debt	140,700	—
Other liabilities	1,335	—
Total liabilities	388,004	—
Total equity	3,227	11,000
Total liabilities and equity	391,231	11,000

Trade creditors of PTGI have no recourse to the general credit of the Partnership.

The long-term debt of PTGI is secured against the NR Satu and has been guaranteed by the Partnership.

RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
6. RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In May 2011, the FASB amended existing guidance to achieve consistent fair value measurements and to clarify certain disclosure requirements for fair value measurements. The new guidance includes clarification about when the concept of highest and best use is applicable to fair value measurements, requires quantitative disclosures about inputs used and qualitative disclosures about the sensitivity of fair value measurements using unobservable inputs (Level 3 in the fair value hierarchy), and requires the classification of all assets and liabilities measured at fair value in the fair value hierarchy (including those assets and liabilities which are not recorded at fair value but for which fair value is disclosed). The guidance is effective for the Partnership's interim and annual reporting periods beginning after December 15, 2011. The adoption of this newly issued guidance did not have a material impact on its consolidated financial statements.

In June 2011, the FASB amended guidance on the presentation of comprehensive income in financial statements. The new guidance allows entities to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements, and removes the current option to report other comprehensive income and its components in the statement of changes in equity. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In January 2012, the FASB deferred the effective date for changes in the above guidance that relate to the presentation of reclassification adjustments out of Accumulated Other Comprehensive Income. The adoption of this guidance did not have a material impact on its consolidated financial statements.

In September 2011, the FASB amended guidance on the procedure for testing goodwill for impairment. The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The amended guidance did not have a material impact on the Partnership's consolidated financial statements.

In July 2012, the FASB amended disclosure requirements relating to testing indefinite-lived intangible assets for impairment. The amendments no longer require entities to disclose the quantitative information about significant unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy that relate to the financial accounting and reporting for an indefinite-lived intangible asset after its initial recognition. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The amendment did not have a material impact on the Partnership's consolidated financial statements.

New accounting standards not yet adopted

In December 2011, the FASB amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Adoption of this amended guidance will result in additional disclosures in the financial statements of the Partnership.

In October 2012, the FASB amended several disclosure requirements of the Codification relating to investments, consolidation, accounting changes and error corrections, inventory, retirement benefits for defined benefit plans, financial instruments and balance sheet. The amendments are effective for fiscal periods beginning after December 15, 2012. Adoption of these amendments will result in additional disclosures in the financial statements of the Partnership.

In February 2013, further guidance was provided relating to the reporting of the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income. Under the updated guidance, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income shall be shown, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The amendment will result in additional disclosures in the Partnership's consolidated financial statements.

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Partnership is evaluating the impact of the adoption of this amended guidance but does not expect it to have a material impact on its consolidated financial statements.

SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTAL INFORMATION [Abstract]
SEGMENTAL INFORMATION
7. SEGMENTAL INFORMATION

The Partnership has not presented segmental information as it considers it operates in one reportable segment, the LNG market. During 2012, 2011 and 2010, the Partnership's fleet operated under time charters and in particular with five charterers, Petrobras, Dubai Supply Authority ("DUSUP"), Pertamina, PT Nusantara Regas ("PTNR") and BG Group plc. Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirate. Pertamina is the state-owned oil and gas company of Indonesia. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. BG Group plc is headquartered in the United Kingdom. In time charters, the charterer, not the Partnership, controls the choice of which routes the Partnership's vessel will serve. These routes can be worldwide as determined by the charterers except for the Partnership's FSRUs which operate at specific locations where the charterers are based. Accordingly, the Partnership's management, including the chief operating decision maker, does not evaluate the Partnership's performance either according to customer or geographical region.

In the years ended December 2012, 2011 and 2010, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

(in thousands of $)	2012		2011		2010
Petrobras	92,952	32%	93,741	41%	90,651	44%
DUSUP	48,328	17%	47,054	21%	29,894	15%
Pertamina	37,300	13%	37,829	17%	36,944	18%
BG Group plc	66,148	23%	25,101	11%	40,249	20%
PTNR	41,902	15%	—	—%	—	—%
Gas Natural Aprovisionamientos SDG S.A.	—	—%	21,474	10%	—	—%

Geographic segment data
The following geographical data presents the Partnership's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations.

Revenues	2012	2011	2010

Brazil	92,952	93,741	90,651
United Arab Emirates	48,328	47,054	29,894
Indonesia	41,902	—	—

The following describes the Partnership's long-lived assets by country. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Fixed assets	2012	2011

Brazil	379,061	393,214
United Arab Emirates	153,097	163,495
Indonesia	247,942	—

IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS
8. IMPAIRMENT OF LONG-TERM ASSETS

The Partnership continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable.

The Partnership incurred impairment charges in respect of unutilized parts originally ordered for the Golar Spirit FSRU conversion following changes to the original specifications. The impairment charge of $1.5 million reflected a lower recoverable amount for the year ended December 31, 2010. These assets were retained by Golar and were not transferred to the Partnership and therefore were eliminated from the Partnership's equity position as of April 13, 2011 (see Note 2).

OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
9. OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2012	2011	2010
Amortization of deferred financing costs	(1,123)	(931)	(2,999)
Financing arrangement fees and other costs	(411)	(536)	(2,301)
Interest rate swap cash settlements	(6,609)	(5,788)	(9,222)
Mark-to-market adjustment for interest rate swap derivatives (see note 24)	1,328	(9,427)	(7,125)
Mark-to-market adjustment for currency swap derivatives (see note 24)	7,204	(1,417)	(7,162)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash	(5,602)	182	4,490
Foreign exchange loss on operations	(176)	(604)	(84)
Loss on termination of financing arrangements	—	—	(3,452)
Total	(5,389)	(18,521)	(27,855)

As discussed in note 2, mark-to-market adjustments on interest rate and currency swap derivatives also include an allocation of Golar's mark-to-market adjustments on derivatives entered into by Golar. For the years ended December 31, 2012, 2011 and 2010, the amounts allocated to the Partnership was a gain of $0.1 million, loss of $2.5 million and gain of $7.9 million, respectively.

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
TAXATION
10. TAXATION

The components of income tax expense are as follows:

(in thousands of $)	2012	2011	2010
Current tax expense:
U.K.	1,888	1,044	160
Indonesia	7,395	—	—
Brazil	1,055	1,364	1,596
Total current tax expense	10,338	2,408	1,756
Deferred tax income:
U.K.	—	—	(544)
Amortization of deferred tax benefit on intra-group transfer (Note 23)	(912)	(2,363)	—
Total income tax expense	9,426	45	1,212

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations. The management of the Partnership believes that it satisfied these requirements and therefore by virtue of the above provisions, it was not subject to tax on its U.S. source income.

A reconciliation between the income tax expense resulting from applying either the U.S. federal or Marshall Islands statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the financial statements as the Partnership's net income is subject to neither Marshall Islands nor U.S. tax.

United Kingdom

Current taxation charge of $1.9 million, $1.0 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, relates to taxation of the operations of the Partnership's United Kingdom subsidiaries. Taxable revenues in the United Kingdom are generated by UK subsidiary companies of the Partnership and are comprised of revenues from the operation of four of the Partnership's vessels. The statutory tax rate in the United Kingdom as of December 31, 2012 is 24%.

As of December 31, 2012, the 2012 U.K. income tax returns have not been filed. Accordingly, once filed, these returns and the returns for the years 2009 through to 2011 remain open for examination by the U.K. tax authorities.

The Partnership records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Partnership did not have any deferred tax assets at December 31, 2012 and 2011.

Brazil

Current taxation charge of $1.1 million, $1.4 million and $1.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, refers to taxation levied on the operations of the Partnership's Brazilian subsidiary.

Indonesia

Current taxation charge of $7.4 million, $nil and $nil for the years ended December 31, 2012, 2011 and 2010, respectively, refers to taxation levied on the operations of the Partnership's Indonesian subsidiary. However, the tax exposure in Indonesia is mitigated by revenue due under the charter such that taxes paid are fully recovered through the time charter rate.

Other jurisdictions

No tax has been levied on income derived from the Partnership's subsidiaries registered in the Marshall Islands, Liberia and the British Virgin Islands.

Deferred income tax assets are summarized as follows:

(in thousands of $)	2012	2011
Deferred tax assets, gross	—	1,025
Valuation allowances	—	(1,025)
Deferred tax assets, net	—	—

Deferred tax assets, gross relate to net operating losses carried forward for Golar Spirit. The deferred tax asset was fully provided for during the year ended December 31, 2011 as the Partnership does not consider this is realizable. However, the deferred tax asset provision has been recharged by the Partnership to Golar as this relates to pre-IPO tax items.

OPERATING LEASES	12 Months Ended
Dec. 31, 2012
OPERATING LEASES [Abstract]
OPERATING LEASES
11. OPERATING LEASES

Rental and service income

The minimum contractual future revenues to be received on time charters as of December 31, 2012, were as follows:

Year ending December 31, (in thousands of $)	Total
2013	302,034
2014	321,495
2015	315,823
2016	310,072
2017	306,967
2018 and later	985,765
Total	2,542,156	(1)
__________________________________________
(1)
This includes additional revenues relating to the amendment to the terms of the Golar Winter charter pursuant to modifications to the vessel. The amendment includes an increase in charter hire rates and an extension of the charter hire term by 5 years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter expected in 2013. The amendment to the charter was effected in January 2012.

The contract for the vessels are time charters but the operating costs are borne by the charterers on a pass through basis for all the vessels except for the Golar Grand. The pass through of operating costs is reflected in the minimum lease revenues set out above.

PTNR has the right to purchase the NR Satu at any time after the first anniversary of the commencement date of its charter at a price that must be agreed upon between the Partnership and PTNR. The Partnership has assumed that this option will not be exercised. Accordingly, the minimum lease revenues set out above include revenues arising within the option period.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2012 and 2011 were $1,555.7 million and $1,482.0 million; and $362.9 million and $318.1 million, respectively. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs are reflected in both revenue and expenses.

TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE [Abstract]
TRADE ACCOUNTS RECEIVABLE	12. TRADE ACCOUNTS RECEIVABLE Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2012 and 2011, there was no provision for doubtful accounts.

OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	13. OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME
(in thousands of $)	2012	2011
Other receivables	1,219	489
Prepaid expenses	2,874	1,795
Accrued interest income	243	342
	4,336	2,626

VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
14. VESSELS AND EQUIPMENT, NET

(in thousands of $)	2012	2011
Cost	954,992	881,598
Accumulated depreciation	(247,845)	(219,577)
Net book value	707,147	662,021

As of December 31, 2012 and 2011, the Partnership owned four vessels.

Drydocking costs of $20.9 million and $21.9 million are included in the cost amounts for December 31, 2012 and 2011, respectively. Accumulated amortization of those costs at December 31, 2012 and 2011 was $4.3 million and $7.1 million, respectively.

Mooring equipment of $38.1 million and $26.9 million is included in the cost amounts for December 31, 2012 and 2011, respectively. Accumulated depreciation of the mooring equipment at December 31, 2012 and 2011 was $2.4 million and $nil, respectively.

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $35.2 million, $29.3 million and $28.5 million, respectively.

As of December 31, 2012 and 2011, vessels and equipment with a net book value of $707.1 million and $481.9 million, respectively were pledged as security for certain debt facilities (see note 26).

VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2012
VESSELS UNDER CAPITAL LEASES, NET [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
15. VESSELS UNDER CAPITAL LEASES, NET

(in thousands of $)	2012	2011
Cost	600,733	600,394
Accumulated depreciation	(115,101)	(98,491)
Net book value	485,632	501,903

As of December 31, 2012 and 2011, the Partnership operated three vessels under capital leases. These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005, as described in note 22.

Drydocking costs of $9.9 million are included in the cost amounts above as of December 31, 2012 and 2011. Accumulated amortization of those costs at December 31, 2012 and 2011 was $6.7 million and $4.9 million, respectively.

Depreciation and amortization expense for vessels under capital leases for the years ended December 31, 2012, 2011 and 2010 was $16.6 million, $16.6 million and $15.4 million, respectively.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES
16. DEFERRED CHARGES

Deferred charges represent financing costs, principally bank fees that are capitalized and amortized to other financial items over the life of the debt instrument. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The deferred charges are comprised of the following amounts:

(in thousands of $)	2012	2011
Debt arrangement fees and other deferred financing charges	19,684	11,280
Accumulated amortization	(4,661)	(3,538)
	15,023	7,742

Amortization expense of deferred charges, for the years ended December 31, 2012, 2011 and 2010 was $1.1 million, $0.9 million and $3.0 million, respectively.

RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH AND SHORT TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS
17. RESTRICTED CASH AND SHORT-TERM INVESTMENTS

The Partnership's short-term restricted cash and investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2012	2011
Total security lease deposits for lease obligations	5,398	5,246
Restricted cash relating to the Golar Freeze facility (see note 21)	8,994	9,012
Restricted cash relating to the Mazo facility (see note 21)	11,034	10,254
Restricted cash relating to the NR Satu facility (see note 21)	5,474	—
	30,900	24,512

Restricted cash does not include minimum consolidated cash balances of $20 million required to be maintained as part of the financial covenants in some of the Partnership's loan facilities, as these amounts are included in "Cash and cash equivalents" (see note 21).

As of December 31, 2012 and 2011, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 21 was $195.9 million and $190.5 million, respectively. These security deposits are referred to in these financial statements as restricted cash and earn interest based upon GBP LIBOR for the Methane Princess Lease.

The Partnership's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2012	2011
Methane Princess Lease security deposits	150,913	145,508
Golar Grand Lease security deposits	45,008	45,008
Total security deposits for lease obligations	195,921	190,516
Included in short-term restricted cash and short-term investments	(5,398)	(5,246)
Long-term restricted cash	190,523	185,270

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
18. OTHER NON-CURRENT ASSETS

(in thousands of $)	2012	2011
Other long term assets	3,460	39
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 24)	1,819	—
Other non-current assets	5,279	39

As of December 31, 2012, other long-term assets principally relate to (i) $2.3 million of lease incentives incurred in securing the NR Satu time charter. The lease incentive is amortized over the term of the NR Satu time charter, $0.2 million was amortized in the year ended December 31, 2012; and (ii) $1.2 million which relate to parts ordered for the Golar Winter modification.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
19. ACCRUED EXPENSES

(in thousands of $)	2012	2011
Vessel operating and drydocking expenses	6,737	4,906
Administrative expenses	281	846
Interest expense	7,729	3,583
Provision for tax	11,783	3,113
	26,530	12,448

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
20. OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Deferred drydocking and operating cost revenue	12,848	14,506
Mark-to-market interest rate swaps valuation (see note 24)	24,991	27,351
Mark-to-market foreign exchange rate swaps valuation (see note 24)	20,527	27,732
Deferred credits from capital lease transactions (see note 23)	625	627
Other creditors	5,701	—
	64,692	70,216

DEBT	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
DEBT
21. DEBT

(in thousands of $)	2012	2011
Total long-term debt due to third parties	704,519	400,574
Less: current portion of long-term debt due to third parties	(64,822)	(49,906)
Total long-term debt due to third parties	639,697	350,668
Total long-term debt due to related parties	34,953	222,310
Long-term debt	674,650	572,978

The Partnership's outstanding debt as of December 31, 2012 is repayable as follows:

Year Ending December 31, (in thousands of $)
2013	64,822
2014	51,838
2015	79,782
2016	42,550
2017	276,355
2018 and thereafter	224,125
Total	739,472

Except for the high-yield bonds, the Partnership's debt is denominated in U.S. dollars and bears interest at fixed or floating rates at a weighted average interest rate for the years ended December 31, 2012 and 2011 of 3.93% and 3.84%, respectively.

At December 31, 2012, the maturity dates for the Partnership's debt were as follows:

(in thousands of $)	2012	2011	Maturity date
Mazo facility	13,521	38,932	2013
Golar LNG vendor financing loan - Golar Freeze	—	222,310	2014
High-yield bonds	233,804	—	2017
Golar LNG Partners credit facility	247,500	257,500	2018
Golar Freeze facility	89,647	104,142	2015/2018	*
NR Satu facility	155,000	—	2019
	739,472	622,884

*The Commercial Loan facility tranche matures in 2015 and the Exportfinans Loan facility tranche matures in 2018.

Mazo Facility

In November 1997, Osprey, Golar's predecessor, entered into a secured loan facility of $214.5 million in respect of the vessel, the Golar Mazo. The facility bears a floating interest rate equal to LIBOR plus a margin and repayments are due semi-annually and commenced in June 2001, ending June 2013. The loan agreement requires that certain cash balances, representing interest and principal repayments for defined future periods, be held by the trust company during the period of the loan. These balances are referred to in these financial statements as restricted cash (see note 17).

High-yield bonds

In October 2012, the Partnership completed the issuance of NOK1,300 million senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds at the time of issuance is equivalent to approximately $227 million. The bonds bear interest at 3 months NIBOR plus a margin of 5.20% payable quarterly. All interest and principal payments on the bonds were swapped into U.S. dollars including fixing interest payments at 6.485%. The net proceeds from the bonds were used primarily to repay the $222.3 million 6.75% loan due October 2014 from Golar that was utilized to purchase the Golar Freeze (Golar LNG Vendor Financing Loan - Golar Freeze). The bonds were listed on the Oslo Bors ASA in December 2012. As of December 31, 2012, the U.S. dollar equivalent of the principal amount is $233.8 million.

Golar LNG Partners Credit Facility

In September 2008, the Partnership refinanced existing loan facilities in respect of two of its vessels the Methane Princess and the Golar Spirit and entered into a new $285 million revolving credit facility with a banking consortium. The loan is secured against the Golar Spirit and assignment to the lending of a bank mortgage given to the Partnership by the lessors of the Methane Princess, with a second priority charge over the Golar Mazo.

The revolving credit facility accrues floating interest at a rate per annum equal to LIBOR plus a margin. The initial draw down amounted to $250 million in November 2008. The total amount outstanding at the time of refinancing, in respect of the two vessels' facilities was $202.3 million. The Partnership drew down a further $35 million for the period to March 2009. As of December 31, 2012, the revolving credit facility provided for available borrowings of up to $247.5 million, of which $247.5 million was outstanding. The revolving credit facility is a reducing facility which decreases by $2.5 million per quarter from June 30, 2009 through December 31, 2012 and by $5.5 million per quarter from March 31, 2013 through December 31, 2017. Accordingly, as of December 31, 2012, the Partnership has no ability to draw additional amounts under this facility. The loan has a term of ten years and is repayable in quarterly installments commencing in May 2009 with a final balloon payment of $137.5 million due in March 2018, its maturity date.

Golar Freeze Facility

The Golar Freeze facility was assumed by the Partnership pursuant to the purchase of the Golar Freeze from Golar, in October 2011. The amount originally drawn down under the facility in June 2010 was $125 million. The amount outstanding under the facility at the time the Partnership assumed the debt was approximately $108.0 million. As of December 31, 2012, there was approximately $89.6 million of borrowings outstanding under the Golar Freeze facility. The Golar Freeze facility is secured against the Golar Freeze with second priority mortgage over the Golar Winter, second priority assignment of insurances on the Golar Winter, and second priority assignment of earnings from the Golar Winter time charter contract with Petrobras, net of lease and certain approved currency swap payments to the Golar Winter lessor. The facility is with a syndicate of banks and financial institutions and bears interest at LIBOR plus a margin. The facility is split into two tranches, the Commercial Loan facility and the Exportfinans Loan facility. Repayments under the Commercial Loan facility tranche are due quarterly based on an annuity profile with a final balloon payment of $34.8 million payable in May 2015. The Exportfinans Loan facility tranche is for $50 million with a term of eight years and repayable in equal quarterly installments with the final payment due in June 2018. The Golar Freeze facility requires certain balances to be held on deposit during the period of the loan (see note 17).

NR Satu Facility

In December 2012, PT Golar Indonesia, the company that owns and operates the FSRU, NR Satu, entered into a 7 year secured loan facility. The total facility amount is $175 million and is split into two tranches, a $155 million term loan facility and a $20 million revolving facility. The facility is with a syndicate of banks and bears interest at LIBOR plus a margin of 3.5%. PT Golar Indonesia drew down $155 million on the term loan facility in December 2012. The loan is payable on a quarterly basis with a final balloon payment of $52.5 million payable after 7 years. The NR Satu facility requires certain balances to be held on deposit during the period of the loan (see note 17).

Golar LNG Vendor Financing Loan - Golar Freeze

In connection with the purchase of the Golar Freeze from Golar in October 2011, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012 using the net proceeds from the bond issuance.

Golar LNG Vendor Financing Loan - NR Satu

In connection with the purchase of the NR Satu from Golar in July 2012, the Partnership entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million was drawn down in July 2012. A further $20 million is available for drawdown until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012 using the proceeds from the NR Satu facility.

As of December 31, 2012, the margins the Partnership pays under its loan agreements are above LIBOR at a fixed or floating rate ranging from 0.87% to 3.50%. The margin related to our high-yield bond is 5.20% above NIBOR.

Debt and lease restrictions

The Partnership's loan debt is collateralized by ship mortgages and, in the case of some debt, pledges of shares by each guarantor subsidiary. The existing financing agreements impose operating and financing restrictions which may limit or prohibit, among other things, the Partnership's ability to incur additional indebtedness, create liens, sell capital shares of subsidiaries, make certain investments, engage in mergers and acquisitions, purchase and sell vessels, enter into time or consecutive voyage charters or pay dividends without the consent of the lenders. In addition, lenders may accelerate the maturity of indebtedness under financing agreements and foreclose upon the collateral securing the indebtedness upon the occurrence of certain events of default, including a failure to comply with any of the covenants contained in the financing agreements. Various debt agreements of the Partnership contain certain covenants, which require compliance with certain financial ratios. Such ratios include equity ratio covenants, working capital ratios, net debt to EBITDA ratios and minimum free cash restrictions. With regards to cash restrictions, the Partnership has covenanted to retain at lease $20 million of cash and cash equivalents on a consolidated group basis.

In April 2013, the Partnership received waivers relating to breach of covenants under the Golar LNG Partners credit facility and the Golar Freeze facility relating to change of control over the Partnership. The waiver relating to the Golar LNG Partners credit facility extends to January 1, 2014. The waiver relating to the Golar Freeze facility is permanent. As discussed in note 1, following the first annual general meeting of common unitholders on December 13, 2012, Golar ceased to control the board of directors as the majority of board members became electable by the common unitholders. Absent this waiver, the Partnership would not have been in compliance with this covenant as of December 31, 2012 as Golar no longer controls the appointment of the majority of the members of the board of directors. In connection with the grant of such waiver, in order to avoid any such default that could occur in the future, the definition of a change of control contained in the Golar LNG Partners credit facility and the Golar Freeze credit facility are being amended.

In March 2012, the Partnership received a waiver relating to the Partnership's requirement to comply with the consolidated net worth covenant effective as of December 31, 2011 from the lenders under the Golar LNG Partners credit facility. Absent this waiver, the Partnership would not have been in compliance with such covenant as of December 31, 2011 due to the required accounting treatment of the Partnership's acquisition from Golar of a 100% interest in the subsidiaries that own and operate the Golar Freeze. Such acquisition is accounted for as a reorganization of entities under common control. Such accounting treatment requires that the excess of the proceeds the Partnership paid over the historical cost of the combining entity be treated as an equity distribution, which resulted in a $165.8 million reduction in the Partnership's equity as of December 31, 2011. In connection with the grant of such waiver, in order to avoid any such default that could occur in the future as a result of acquisitions by the Partnership from Golar that may require accounting as a reorganization of entities under common control, the definition of consolidated net worth contained in such credit facility has been amended to permit, in connection with up to two such additional acquisitions by the Partnership from Golar, the addition to the Partnership's consolidated net worth (as defined in such credit facility) of the difference between the original purchase price and the original net book value (subject to adjustment for depreciation). The Partnership has completed the acquisitions of the the NR Satu and the Golar Grand from Golar since securing the waiver in March 2012.

CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
CAPITAL LEASES [Abstract]
CAPITAL LEASES
22. CAPITAL LEASES

(in thousands of $)	2012	2011
Total obligations under capital leases	412,371	405,843
Less: current portion of obligations under capital leases	(5,837)	(5,909)
Long-term obligations under capital leases	406,534	399,934

As of December 31, 2012 and 2011, the Partnership operated three vessels under capital leases. These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. The Partnership novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom ("The Methane Princess Lease"). The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit.

The leasing transaction, which occurred in April 2004, was in relation to the newbuilding, the Golar Winter. The Partnership novated the Golar Winter newbuilding contract prior to completion of construction and leased the vessel from a financial institution in the UK ("Golar Winter Lease").

The leasing transaction in April 2005 was in relation to the newbuilding, the Golar Grand. In April 2005, the Partnership novated the Golar Grand newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the UK ("Grand Lease").

The Partnership's obligations to the lessors under the Methane Princess Lease and Grand Lease are secured by letters of credit ("LC") provided by other banks. Details of the security deposits provided by the Partnership to the banks providing the LCs are given in note 17.

As of December 31, 2012, the Partnership is committed to make quarterly minimum rental payments (including interest) under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2013	7,494	9,995	9,067	26,556
2014	7,781	9,927	9,014	26,722
2015	8,082	9,911	9,000	26,993
2016	8,387	9,911	9,000	27,298
2017	8,702	9,911	9,000	27,613
2018 and thereafter	192,856	143,705	178,686	515,247
Total minimum lease payments	233,302	193,360	223,767	650,429
Less: Imputed interest	(77,495)	(71,902)	(88,661)	(238,058)
Present value of minimum lease payments	155,807	121,458	135,106	412,371

The Methane Princess Lease liability continues to increase until 2014 and thereafter decreases over the period to 2034, which is the end of the primary term of the lease. The interest element of the lease rentals is accrued at a floating rate based upon British Pound (GBP) LIBOR.

The Golar Winter Lease is for a primary period of 28 years, expiring in April 2032. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate GBP LIBOR. The lease with respect to the Golar Winter contains a minimum value clause that is applicable only if the Golar Winter is not chartered under a time charter acceptable to the lessor for this purpose, such as the current time charter. The Golar Winter Lease generally provides that, in the event that the Golar Winter charter is terminated and is not replaced with a similar charter, the amount of any obligations outstanding under the Golar Winter Lease shall be equal to or less than 80% of the value of the vessel at the time of any such charter termination. In the event that the minimum value clause becomes applicable and is not satisfied, the lessee shall either procure a letter of credit in an amount sufficient to cover any deficiency between the amount that is equal to 80% of the value of the vessel at the time of any such charter termination and the amount of any obligations outstanding under the Golar Winter Lease or, if the lessor agrees, provide alternative additional security to the lessor.

The Grand Lease is for a primary period of 30 years, expiring January 2036. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate USD LIBOR. In contrast to the Partnership's other leases, the Grand Lease obligation and the cash deposits securing the lease obligation are denominated in USD. However, in common with the Golar Winter Lease, the cash deposits securing the lease obligation are significantly less than the lease obligation itself.

The Partnership determined that the entities that owned the vessels were variable interest entities in which the Partnership had a variable interest and was the primary beneficiary. Upon transferring the vessels to the financial institutions, the Partnership measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
23. OTHER LONG-TERM LIABILITIES

(in thousands of $)	2012	2011
Tax benefits on intra-group transfers of long-term assets	—	8,446
Deferred credits from capital lease transactions	18,529	19,153
	18,529	27,599

Tax benefits arising on intra-group transfers of long-term assets arose from transactions between controlled entities in respect of five vessels which included the NR Satu that generated a permanent tax benefit for Golar. Tax benefits for the NR Satu totaling $8.4 million at December 31, 2011 have been reflected in these financial statements based on the allocation method as described in note 2. These liabilities were not transferred to the Partnership as part of the transfer of the NR Satu in July 2012 and therefore have been eliminated from the Partnership's equity (see note 2).

Deferred credits from capital lease transactions

(in thousands of $)	2012	2011
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(5,537)	(4,911)
	19,154	19,780
Short-term (see note 20)	625	627
Long-term	18,529	19,153
	19,154	19,780

In connection with the Methane Princess Lease (See note 22), the Partnership recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.

Amortization for the years ended December 31, 2012, 2011 and 2010 was $0.6 million, $0.6 million and $0.8 million, respectively.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
24. FINANCIAL INSTRUMENTS

As discussed in note 2, in respect of the Combined Entity and Dropdown Predecessor, earnings include an allocation of Golar's mark-to-market adjustments for interest rate swap and foreign currency swap derivatives and related foreign exchange gains and losses, captured within "other financial items, net" (See note 9). These amounts have been accounted for as an equity contribution.

Interest rate risk management

In certain situations, the Partnership may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Partnership has entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure. Certain interest rate swap agreements qualify and are designated, for accounting purposes, as cash flow hedges. The Partnership does not hold or issue instruments for speculative or trading purposes. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however the Partnership does not anticipate non-performance by any of its counterparties.

The Partnership manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. The Partnership hedge accounts for certain of its interest rate swap arrangements designated as cash flow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective. The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings. As at December 31, 2012, the Partnership does not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

The Partnership manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. The Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

	Notional Amount
Instrument (in thousands of $)	December 31, 2012		December 31, 2011	Maturity Dates	Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	759,590	(1)	526,892	2013 to 2018	0.92% to 6.49%

(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described below.

As of December 31, 2012 and 2011 the notional principal amount of the debt and capital lease obligations outstanding subject to such swap agreements was $759.6 million and $526.9 million, respectively.

The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2012	2011	2010	2012	2011	2010
Interest rate swaps	Other financial items, net	—	—	—	(409)	(412)	(388)

The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2012	2011	2010
Interest rate swaps	1,113	934	(2,302)

As of December 31, 2012, the Partnership's accumulated other comprehensive income included $3.9 million of unrealized losses on interest rate swap agreements excluding the cross currency interest rate swap designated as cash flow hedges.

Foreign currency risk

For the periods reported, majority of the vessels' gross earnings were receivable in U.S. dollars and the majority of the Partnership's transactions, assets and liabilities were denominated in U.S. dollars, the functional currency of the Partnership. However, the Partnership incurs expenditures in other currencies. Certain capital lease obligations and related restricted cash deposits of the Partnership are denominated in British Pounds. There is a risk that currency fluctuations will have a negative effect on the value of the Partnership's cash flows.

A net foreign exchange gain of $1.6 million, loss of $1.2 million and loss of $2.7 million arose in the years ended December 31, 2012, 2011 and 2010, respectively. The net foreign exchange gain of $1.6 million arose in the year ended December 31, 2012 as a result of the mark-to-market valuation on the currency swap referred to below net of the loss (2011: gain) on the retranslation of the Partnership's capital lease obligations and the cash deposits securing those obligations. The net gain for the year ended December 31, 2012 arose due to the mark-to-market valuation of the Golar Winter currency swap representing the movement in fair value. This net gain represents an unrealized gain and does not therefore materially impact the Partnership's liquidity given the maturity dates of the underlying lease obligations and the Golar Winter currency swap. Further foreign exchange gains or losses will arise over time in relation to the Partnership's capital lease obligations as a result of exchange rate movements. Gains or losses will only be realized to the extent that monies are, or are required to be withdrawn or paid into the deposits securing our capital lease obligations or if the leases are terminated.

As described in note 22, in April 2004, the Partnership entered into a lease arrangement in respect of the Golar Winter, the obligation in respect of which is denominated in GBP. In this transaction the restricted cash deposit, which secured the letter of credit given to the lessor to secure part of Golar's obligations to the lessor, is much less than the obligation and therefore, unlike the Methane Princess Lease, does not provide a natural hedge. In order therefore to hedge this exposure the Partnership entered into a currency swap with a bank, who is also the lessor, to exchange GBP payment obligations into U.S. dollar payment obligations as set out in the table below. The swap hedges the full amount of the GBP lease obligation and the restricted cash deposit was denominated in U.S. dollars. The Partnership could be exposed to currency risk if the lease was terminated.

As described in note 21, in October 2012, the Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, the Partnership entered into a currency swap to exchange NOK payment obligations into U.S. dollar payment obligations as set out in the table below. The swap hedges the full amount of the NOK obligation. The Partnership has designated the currency swap as a cash flow hedge. Accordingly, the net loss has been reported in a separate component of accumulated other comprehensive income to the extent the hedge is effective. The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged item affects earnings. As at December 31, 2012, the Partnership does not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

As of December 31, 2012, the Partnership has foreign currency forward contracts as summarized below:

		Notional Amount			Average forward
Instrument (in thousands)		Receiving in foreign currency	Pay in USD	Maturity Date	rate USD foreign currency
Currency rate swaps:
British Pounds		58,126	106,836	2032	1.838
Norwegian Kroner	(1)	1,300,000	227,193	2017	5.722

(1) This pertains to the cross currency interest rate swap described below.

Cross currency interest rate swap

As described in note 21, the Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. Accordingly, the net loss recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2012	2011	2010
Cross currency interest rate swap	(5,063)	—	—

As of December 31, 2012, the Partnership's accumulated other comprehensive income included $5.1 million of unrealized losses on the cross currency interest rate swap designated as a cash flow hedge.

Fair values

The carrying value and estimated fair value of the Partnership's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2012 Carrying Value	2012 Fair Value	2011 Carrying Value	2011 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	66,327	66,327	49,218	49,218
Restricted cash and short-term investments	Level 1	221,423	221,423	209,782	209,782
High-yield bonds(3)	Level 1	233,804	234,708	—	—
Long-term debt—floating	Level 2	505,668	505,668	400,574	400,574
Long-term debt—fixed	Level 2	—	—	222,310	219,966
Obligations under capital leases	Level 2	412,371	412,371	405,843	405,843
Derivatives:
Cross currency interest rate swap asset(1)(2)	Level 2	1,819	1,819	—	—
Interest rate swaps liability(1)(2)	Level 2	24,991	24,991	27,351	27,351
Foreign currency swaps liability(1)	Level 2	20,527	20,527	27,732	27,732
__________________________________________
(1)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(2)
The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as at December 31, 2012 and 2011, was $5.9 million (with a notional amount of $466.8 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018.

(3)
This pertains to high-yield bonds with a carrying value of $233.8 million as of December 31, 2012 which is included under Long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2012 was $234.7 million, which is 100.50% of its face value.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

Certain methods and assumptions were used to estimate the fair value of each class of financial instruments. The carrying amounts of accounts receivables, accounts payables and accrued liabilities approximate fair values because of the short maturity of those instruments.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

The estimated fair value for restricted cash and short-term investments is considered to be equal to the carrying value since they are placed for periods of less than six months. The estimated fair value for long-term restricted cash is considered to be equal to the carrying value since it bears variable interest rates which are reset on a quarterly basis.

The estimated fair value of our high yield bonds is based on the quoted market price as of the balance sheet date.

The estimated fair value for floating long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly or six monthly basis.

The estimated fair value of the fixed rate long-term debt is estimated using discounted cash flow analyses based on the rate of a three year U.S. Treasury bond.

The estimated fair values of long-term lease obligations under capital leases are considered to be equal to the carrying value since they bear interest at rates, which are reset on a quarterly basis.

The fair value of the Partnership's derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the credit worthiness of the Partnership and its swap counterparty. The mark-to-market gain or loss on the Partnership's interest rate and foreign currency swaps that are not designated as hedges for accounting purposes for the period is reported in the statement of operations caption "other financial items, net" (see note 9).

The Partnership recognizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of the Partnership's financial instruments based on the above hierarchy as of December 31, 2012:

(in thousands of $)	Quoted Market Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Cross currency interest rate swap—asset position	—	1,819	1,819
Interest rate swaps—liability position	—	24,991	24,991
Foreign currency swaps—liability position	—	20,527	20,527

The fair value measurement of a liability must reflect the non-performance risk of the entity. Therefore, the impact of the Partnership's credit-worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents, restricted cash and short-term investments to the extent that substantially all of the amounts are carried with Nordea Bank of Finland PLC, Lloyds TSB Bank plc, The Bank of New York, DNB Bank ASA, Santander UK Plc, Sumitomo Mitsui Banking Corporation and Standard Chartered plc. However, the Partnership believes this risk is remote.

During the year ended December 31, 2012, five customers accounted for all revenues of the Partnership. These revenues and associated accounts receivable are derived from two time charters with BG Group plc, one time charter with Pertamina, one time charter with DUSUP, two time charters with Petrobras and one time charter with PTNR. Pertamina is a state enterprise of the Republic of Indonesia. Credit risk is mitigated by the long-term contracts with Pertamina being on a ship-or-pay basis. Also, under the various contracts the Partnership's vessel hire charges are paid by the Trustee and Paying Agent from the immediate sale proceeds of the delivered gas. The Trustee must pay the ship owner before Pertamina and the gas sales contracts are with the Chinese Petroleum Corporation. The Partnership considers the credit risk of BG Group plc, Petrobras, DUSUP, PTNR and Pertamina to be low.

During the years ended December 31, 2012, 2011 and 2010, Petrobras accounted for more than 30% of gross revenue (See Note 7). Details of revenues derived from each customer for the years ended December 31, 2012, 2011 and 2010 are found in Note 7.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
25. RELATED PARTY TRANSACTIONS

Historically, the Combined Entity and the Dropdown Predecessor were an integrated part of Golar. As such, the Bermudan and London office locations of Golar have provided general and corporate management services for the Combined Entity and Dropdown Predecessor as well as other Golar entities and operations. Consequently, for the purpose of the combined statement of operations this includes allocations for administrative expenses and other financial items as described in note 2 which are excluded from the disclosures below:

Net expenses from related parties:

(in thousands of $)	2012	2011	2010
Transactions with Golar and affiliates:
Management and administrative services fees (a)	2,876	1,576	—
Ship management fees (b)	4,222	4,146	3,826
Interest expense on Golar LNG vendor financing loan - Golar Freeze (c)	11,921	3,085	—
Interest expense on Golar LNG vendor financing loan - NR Satu (d)	4,737	—	—
Interest expense on high-yield bonds (e)	575	—	—
Interest expense on Golar Energy loan (f)	829	—	—
Total	25,160	8,807	3,826

Receivables (payables) from related parties:

As of December 31, 2012 and 2011 balances with related parties consisted of the following:

(in thousands of $)	2012	2011
Trading balances due to Golar and affiliates (g)	(546)	3,235
Golar LNG vendor financing loan (c)	—	(222,310)
High-yield bonds (e)	(34,953)	—
	(35,499)	(219,075)

(a) Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.

(b) Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(c) Golar LNG vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012 (see note 21).

(d) Golar LNG vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, the Partnership entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million was drawn down in July 2012. A further $20 million is available for drawdown until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012 (see note 21).

(e) High-yield bonds - In October 2012, the Partnership completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35.0 million was issued to Golar (see note 21).

(f) Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25 million on its loan agreement entered into in December 2011 with Golar LNG Energy Limited ("Golar Energy"). The loan was unsecured, repayable on demand and bears interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by the Partnership, including Golar Singapore, were extinguished .

(g) Trading balances -Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Partnership pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of the Partnership including ship management and administrative service fees due to Golar.

(h) $20 million revolving credit facility- On April 13, 2011, the Partnership entered into a $20 million revolving credit facility with Golar. The facility matures in December 2014 and is unsecured and interest-free. As of December 31, 2012, the Partnership had not borrowed under the facility.

(i) Dividends to China Petroleum Corporation - During the years ended December 31, 2012, 2011 and 2010, Faraway Maritime Shipping Co., which is 60% owned by the Partnership and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $1.8 million, $2.4 million and $3.1 million, respectively.

(j) Acquisitions from Golar — The Partnership acquired from Golar equity interests in certain subsidiaries which own or lease and operate the Golar Freeze, the NR Satu and the Golar Grand. These transactions were concluded between entities under common control and, thus, the net assets acquired were recorded at historic book value. The Board of Directors of the Partnership ("the Board") and the Conflicts Committee of the Board ("the Conflicts Committee") have approved the purchase price and vendor financing loan for each transaction. The Conflicts Committee retained a financial advisor, DnB Nor Markets, to assist with its evaluation of the transaction. The details of each transaction are as follows:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Purchase consideration	176.8	388.0	231.3
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6	166.0
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—	—
- Loan debt assumed	—	—	(108.0)
- Other net assets	6.4	(1.9)	7.5
Total net assets acquired	(43.1)	(255.7)	(65.5)
Deduction to equity	133.7	132.3	165.8

Golar Freeze

On October 19, 2011, the Partnership acquired Golar's 100% ownership interest in certain subsidiaries which own and operate the Golar Freeze and hold the secured bank debt. The purchase consideration was $330 million for the vessel and $9 million of working capital adjustments net of the assumed bank debt of $108.0 million, resulting in total purchase consideration of approximately $231.3 million of which $222.3 million was financed by vendor financing in the form of the Golar LNG vendor financing loan, further described in paragraph (c) above.

NR Satu

On July 19, 2012, the Partnership acquired Golar's equity interests in certain subsidiaries which own and operate the NR Satu. The purchase consideration was $385 million for the vessel and working capital adjustments of $3.0 million, resulting in total purchase consideration of approximately $388 million of which $230 million was financed from the proceeds of the July 2012 equity offering and $155 million vendor financing in the form of the Golar LNG vendor financing loan, further described in paragraph (d) above.

Golar Grand

On November 8, 2012, the Partnership acquired Golar's equity interests in subsidiaries which lease and operate the Golar Grand. The purchase consideration was $265 million for the vessel and working capital adjustments of $2.6 million, net of the assumed capital lease obligation of $90.8 million, resulting in total purchase consideration of $176.8 million which was principally financed from the proceeds of the November 2012 equity offering.

Golar Grand option

In connection with the acquisition of the Golar Grand in November 2012, the Partnership entered into an Option Agreement with Golar. Under the Option Agreement, the Partnership has an option to require Golar to enter into a new time charter with Golar as charterer until October 2017 if the current charterer does not renew or extend the existing charter after the initial term.

Indemnifications and guarantees

Tax lease indemnifications

Under the Omnibus Agreement, Golar has agreed to indemnify the Partnership in the event of any liabilities in excess of scheduled or final settlement amounts arising from the Methane Princess leasing arrangement and the termination thereof.

In addition, Golar has agreed to indemnify the Partnership in the event of a successful challenge by the UK Revenue Authorities with regard to the initial tax basis of the transactions relating to the six vessels currently or previously financed by UK tax leases.

Environmental and other indemnifications

Under the Omnibus Agreement, Golar has agreed to indemnify the Partnership until April 13, 2016, against certain environmental and toxic tort liabilities with respect to the assets that Golar contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

In addition, pursuant to the Omnibus Agreement, Golar agreed to indemnify the Partnership for any defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to April 13, 2011, certain consents and permits necessary to conduct the Partnership's business, which liabilities arise within three years after the closing of the IPO on April 13, 2011.

Acquisition of Golar Freeze and NR Satu

Under the Purchase, Sale and Contribution Agreement entered into between Golar and the Partnership on October 19, 2011 and July 19, 2012, Golar has agreed to extend the above indemnifications to include any liabilities relating to the Golar Freeze and the NR Satu.

OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
26. OTHER COMMITMENTS AND CONTINGENCIES

Assets pledged

(in thousands of $)	December 31, 2012	December 31, 2011
Book value of vessels and equipment secured against long-term loans and capital leases	1,192,779	983,785

Other contractual commitments and contingencies

Insurance

The Partnership insures the legal liability risks for its shipping activities with Gard and Skuld, which are mutual protection and indemnity associations. As a member of a mutual association, the Partnership is subject to calls payable to the associations based on the Partnership's claims record in addition to the claims records of all other members of the association. A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to lessors as a result of their investment in the vessels. If that tax depreciation ultimately proves not to be available to the lessors, or is recovered from the lessor as a result of adverse tax rate changes or rulings, or in the event the Partnership terminates one or more of its leases, the Partnership would be required to return all or a portion of, or in certain circumstances significantly more than the upfront cash benefits that it received, together with fees that were financed in connection with its lease financing transactions, post additional security or make additional payments to its lessors. As of December 31, 2012, the total unamortized balance of deferred credits from the Partnership's capital lease transactions (see note 23) was $19.2 million. A termination of any of these leases would realize the accrued currency gain or loss. As of December 31, 2012, this was a net accrued gain of approximately $5.9 million. Golar has agreed to indemnify the Partnership against any of these increased costs. Costs related to the Golar Winter lease, which is with a different lessor, have not been indemnified by Golar. Golar did not receive any up front cash benefit in respect of the Golar Winter lease, but rather the benefits accrue over the term of the lease in the form of less expensive financing.

Winter modification

In January 2012, the Partnership agreed to make certain modifications to the Golar Winter, including the addition of LNG loading arms, as a result of Petrobras' decision to relocate the Golar Winter from Rio de Janeiro to Bahia. We have begun to order the long lead items and the work is expected to be completed by the third quarter of 2013. The Partnership expects the cost of these modifications together with the drydocking cost to be approximately $25 million.

Legal proceedings and claims

The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business.

PT Golar Indonesia, a subsidiary of the Partnership that is both the owner and operator of the NR Satu, has been notified of a claim that may be filed against it by PT Rekayasa, a subcontractor of the charterer, PT Nusantara Regas, claiming that Golar and its subcontractor caused damage to the pipeline in connection with the FSRU conversion of the NR Satu and the related mooring. As of the current date, no suit has been filed and the Partnership is of the view that, were the claim to be filed with the Indonesian authorities, any resolution could potentially take years. The Partnership believes that it has meritorious defences against these claims and therefore as of December 31, 2012, has not recorded any provision. The Partnership is unable to estimate the possible loss given the early stages of the claim, but based on indicative numbers provided by the claimant, the maximum amount of loss would be $9.6 million. Nevertheless in the event any such claim were successful against the Partnership, under the indemnity provisions of the Time Charter Party, the Partnership believes it has full recourse against the charterer, PT Nusantara Regas. Furthermore, as part of the acquisition of the NR Satu in July 2012 from Golar, Golar has also agreed to indemnify the Partnership against any such losses.

EARNINGS PER UNIT AND CASH DISTRIBUTIONS	12 Months Ended
Dec. 31, 2012
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS
27. EARNINGS PER UNIT AND CASH DISTRIBUTIONS

The calculations of basic and diluted earnings per unit are presented below:

(in thousands of $ except unit and per unit data)	2012	2011	2010
Net income attributable to general partner and limited partner interests	116,418	85,534	54,267
Less: Dropdown Predecessor (net income)/loss	(28,015)	(21,937)	3,467
Less: distributions paid	(87,072)	(46,423)	—
Under distributed earnings	1,331	17,174	57,734
Under distributed earnings attributable to:
Common unit holders	1,304	16,829	35,615
Subordinated unit holders	—	—	20,964
General Partner	27	345	1,155
Weighted average units outstanding (basic and diluted) (in thousands):
Common units	27,441	23,127	23,127
Subordinated units	15,949	15,949	15,949
General Partner units	886	797	797
Earnings per unit (basic and diluted):
Common units	2.08	1.89	1.54
Subordinated units	1.85	1.16	1.31
General Partner units	2.00	1.59	1.45
Cash distributions declared and paid in the period per unit (2):	1.78	0.73	—
Subsequent event: Cash distributions declared and paid per unit relating to the period (3)	0.50	0.43	—
__________________________________________

(1)  Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates.

(2) Refers to cash distribution declared and paid during the period.
(3) Refers to cash distribution declared and paid subsequent to the period end.

As of December 31, 2012, of the Partnership's total number of units outstanding, 46% (2011: 35%) were held by the public and the remaining units were held by Golar (including the general partner units representing a 2% interest).

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. Any earnings in excess of distributions are allocated to partnership units based upon the cash distribution guidelines in the Partnership's First Amended and Restated Agreement of Limited Partnership (the "Partnership Agreement"). Any distributions in excess of earnings are allocated to partnership units based upon the allocation and distribution of amounts from partners' capital accounts. The resulting earnings figure is divided by the weighted-average number of units outstanding during the period. For the periods presented prior to April 13, 2011, such units are deemed equal to the common and subordinated units received by Golar.

The General Partner's, common unit holders' and subordinated unit holder's interests in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Partnership's board of directors to provide for the proper conduct of the Partnership's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner and Golar Energy are entitled to incentive distributions if the amount the Partnership distributes to unit holders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Partnership Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3850 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3850 per unit or $1.54 unit per unit on an annualized basis and is made in the following manner, during the subordination period:

•	First, 98% to the common unit holders, pro rata, and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.3850;
•
Second, 98% to the common unit holders, pro rata, and 2% to the General Partner, until each common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, 98% to the holders of subordinated units, pro rata, and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.3850.

In addition, the General Partner and Golar Energy currently holds all of the incentive distribution rights in the Partnership. Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

If for any quarter:

•	the Partnership has distributed available cash from operating surplus to the common and subordinated unit holders in an amount equal to the minimum quarterly distribution; and
•
the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unit holders and the General Partner in the following manner:

•	first, 98.0% to all unit holders, pro rata, and 2.0% to the General Partner, until each unit holder receives a total of $0.4428 per unit for that quarter (the "first target distribution");
•
second, 85.0% to all unit holders, pro rata, 2.0% to the General Partner and 13.0% to the holders of the incentive distribution rights, pro rata, until each unit holder receives a total of $0.4813 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unit holders, pro rata, 2.0% to the General Partner and 23.0% to the holders of the incentive distribution rights, pro rata, until each unit holder receives a total of $0.5775 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unit holders, pro rata, 2.0% to the General Partner and 48.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unit holders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the General Partner maintains its 2.0% general partner interest and that the Partnership does not issue additional classes of equity securities.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
28.  SUBSEQUENT EVENTS

In February 2013, the Partnership paid a cash distribution of $0.50 per unit in respect of the three months ended December 31, 2012.

In February 2013, the Partnership completed its third follow-on offering selling a total of 3,900,000 common units, representing limited partner interests, at a price of $29.74 per common unit. In addition, Golar GP LLC, the Partnership's general partner, contributed approximately $2.6 million to the Partnership to maintain its 2.0% general partner interest in the Partnership. Simultaneously, the Partnership also closed a private placement of 416,947 common units to Golar at a price of $29.74 per common unit. The Partnership's total combined net proceeds amounted to approximately $130 million.
In February 2013, the Partnership completed its acquisition of interests in the company that owns and operates the LNG carrier, the Golar Maria (see note 29).

In April 2013, the Partnership declared a cash distribution of $0.515 per unit in respect of the three months ended March 31, 2013.

ACQUISITION AFTER BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2012
ACQUISITION AFTER BALANCE SHEET DATE [Abstract]
ACQUISITION AFTER BALANCE SHEET DATE
29.  ACQUISITION AFTER BALANCE SHEET DATE

In February 2013, the Partnership acquired Golar's 100% interest in the company that owns and operates the Golar Maria. The purchase consideration was $215 million for the vessel less the assumed bank debt of $89.5 million and the fair value of the interest rate swap liability of $3.1 million plus working capital adjustments. The Golar Maria was delivered to its current charterer, LNG Shipping S.p.A. ("LNG Shipping"), a subsidiary of Eni S.p.A in November 2012 under a charter expiring in December 2017. The acquisition of the Golar Maria was deemed accretive to the Partnership's distributions.

The Partnership will account for the acquisition of the Golar Maria as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The Partnership is in the process of finalizing the accounting for the acquisition and amounts shown below are provisional. Additional business combination disclosures will be presented in the Partnership's next available interim report.

The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The provisional fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)			February 7, 2013
Purchase consideration		(1)	122,379
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Mark-to-market on interest rate swaps	(3,096)
Long term debt	(89,525)
Others*	—	(2)
Subtotal			(122,379)
Difference between the purchase price and fair value of net assets acquired			—

(1) This includes the purchase consideration for the vessel less the assumed bank debt and fair value of the interest rate swap liability but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.

(2) This information will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of accounting
Basis of accounting

These consolidated and combined financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. Investments in entities in which the Partnership directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Partnership is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All intercompany balances and transactions are eliminated. The non-controlling interests of the above mentioned subsidiaries are included in the Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated and combined financial statements include the financial statements of the entities listed in Note 5.

The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012	2011	2010
Administrative expenses	1,365	4,947	6,651
Pension costs	220	805	1,439
Net financial (income) expenses	(149)	(2,983)	16,172
	1,436	2,769	24,262

For the years ended December 31, 2012, 2011 and 2010 the above table includes allocated costs (income) for the combined entity for the period prior to April 13, 2011, representing the period prior to the Partnership's IPO and for the Dropdown Predecessor for the periods prior to their acquisition from Golar.

Included in the Combined Entity's equity as of April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out as they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and therefore have been eliminated from the Partnership's equity position as of April 13, 2011.

Included in the Dropdown Predecessor's equity as of October 18, 2011 and July 18, 2012, were net liabilities of $24.8 million and $9.0 million relating to the Golar Freeze and the NR Satu, respectively, that were carved out and retained by Golar. These amounts have not been transferred to the Partnership and therefore have been eliminated from the Partnership's equity upon acquisition by the Partnership.

Details of the net liabilities eliminated are as follows:

(in thousands of $)	Dropdown Predecessor relating to NR Satu (1)	Dropdown Predecessor relating to Golar Freeze (2)	Combined Entity ("Initial Fleet")(3)	Total
Balance Sheet captions:
Other non-current assets	—	—	12,007	12,007
Other current liabilities	(1,511)	—	—	(1,511)
Other long-term liabilities	(7,535)	(24,810)	(26,863)	(59,208)
Total	(9,046)	(24,810)	(14,856)	(48,712)
__________________________________________
(1)	As of July 19, 2012
(2)	As of October 19, 2011
(3)	As of April 13, 2011

These consolidated and combined financial statements include the financial position, results of operations and cashflows of the Combined Entity and the Dropdown Predecessor. In the preparation of these consolidated and combined financial statements, the loan and related balances and interest expenses relating to the NR Satu and the Golar Freeze, the lease related expenses (including termination thereof) relating to the NR Satu, the Golar Freeze and the Golar Spirit, general and administrative expenses (including pension and stock-based compensation), income tax expense, and certain derivatives' related expenses which were not directly attributable to the respective vessels have been allocated to the Partnership on the following basis:

Prior to June 2010, the debt relating to the Golar Freeze was held in a subsidiary of Golar in connection with the loan facility for five of Golar's vessels, including the Golar Freeze. In June 2010, the Golar Freeze's share of the loan facility was repaid and the vessel was refinanced through a loan facility within the Partnership. Accordingly, for periods prior to June 2010 the Golar Freeze's share of the loan facility, interest expense, deferred finance fees and related balances have been carved out based on the cash settlement value in June 2010.

The debt relating to the NR Satu was held in a subsidiary of Golar in connection with the loan facility for five of Golar's vessels, including the NR Satu. The loan facility was repaid in April 2011. Accordingly, for periods prior to April 2011 the NR Satu's share of the loan facility, interest expense, deferred finance fees and related balances have been carved out based on the remaining loan balance following the settlement of the Golar Spirit and the Golar Freeze related balances in November 2008 and June 2010, respectively, and based on the 2003 internal valuations performed at inception of the debt. In addition, the NR Satu associated lease balances, termination thereof and amortization of deferred tax benefits on intragroup transfers were carved out on the same basis as the loan facility.

In contrast, the Golar Freeze, Golar Spirit and the NR Satu associated lease balances, termination thereof and amortization of deferred tax benefits on intragroup transfers have been reflected in these financial statements at Golar's book value, as they are readily separable and identifiable within the books of Golar (see note 23).

Vessel operating expenses includes ship management fees for the provision of technical and commercial management of vessels, which have been allocated to the Partnership based on intercompany charges invoiced by Golar.

Vessel operating expenses include an allocation of Golar's defined benefit pension plan costs. Golar operates two defined benefit pension plans for itself and its subsidiaries: one for the crews and one for administrative personnel. The pension cost is calculated in the subsidiaries on a contribution basis and relates principally to crew whose employment cannot be tied to a specific vessel, as they were a shared resource across all vessels. Accordingly, the pension costs have been allocated based on the number of vessels in Golar's fleet.

Administrative expenses (including stock-based compensation, which are described further below) of Golar that cannot be attributed to a specific vessel and for which the Partnership is deemed to have received benefit have been allocated based on the number of vessels in Golar's fleet.

Administrative expenses include an allocation of Golar's stock-based compensation costs. In respect of options awarded to certain employees and directors of Golar, whose employment or service cannot be specifically attributed to any specific vessel. Therefore, it is considered that the Partnership, as a part of Golar, received benefit from their services, and so should recognize a share of the respective cost. Accordingly, stock-based compensation costs have been allocated based on the number of vessels in Golar's fleet.

Other financial items include an allocation of Golar's mark-to-market adjustments for interest rate swap and foreign currency swap derivatives. In respect of mark-to-market adjustments for interest rate swap derivatives these have been allocated on the basis of the Partnership's proportion of Golar's debt including capital leases. For foreign currency derivatives and related adjustments to earnings these have been allocated on the basis of being separately identifiable and specifically for the benefit of the Partnership.

Income tax expense has been determined for the Partnership on a separate returns basis.

Management has deemed the related allocation reasonable to present the financial position, results of operations, and cash flows of the Combined Entity and Dropdown Predecessor on a stand-alone basis. However, the financial position, results of operations and cash flows of the Combined Entity and Dropdown Predecessor may differ from those that would have been achieved had the Partnership operated autonomously for all years presented as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity for the periods prior to the IPO. Accordingly, the financial statements do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Business combination between entities under common control
Business combination between entities under common control

Reorganization of entities under common control are accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as an equity distribution. In addition re-organization of entities under common control are accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Golar. Therefore, the Partnership's financial statements prior to the date the interests in the combining entity were actually acquired will be retroactively adjusted to include the results of the Combined Entity during the periods it was under common control of Golar.

As discussed in note 1, following the first annual general meeting of common unitholders on December 13, 2012, Golar ceased to control the board of directors as the majority of board members became electable by the common unitholders. As a result, the Partnership is not considered to be under common control with Golar. As a consequence, starting with December 13, 2012, the Partnership will no longer account for vessel acquisitions from Golar as a transfer of equity interest between entities under common control.

Revenue and expense recognition
Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs. Revenues generated from time charters, which are classified as operating leases by the Partnership, are recorded over the term of the charter as service is provided. The Partnership does not recognize revenues during days that the vessel is off-hire. Incentives for charterers to enter into lease agreements are spread evenly over the lease term.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years. Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis. Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Under time charters, voyage expenses are paid by the Partnership's customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees.

Operating leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on income taxes prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Comprehensive Income
Comprehensive Income

As at December 31, 2012, 2011 and 2010, the Partnership's accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2012	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(8,989)	(5,039)	(5,943)

Cash and cash equivalents	Cash and cash equivalents The Partnership considers all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term investments
Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments. The Partnership considers all short-term investments as held to maturity. These investments are carried at amortized cost. The Partnership places its short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Trade receivables
Trade receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories	Inventories Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment

Vessels are stated at cost less accumulated depreciation. The cost of vessels less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives.

Cost of building the mooring equipment were incurred as part of the NR Satu time charter agreement. The cost of the mooring equipment is capitalized and depreciated over the initial lease term of the NR Satu charter.

Refurbishment costs incurred during the period are capitalized as part of vessels and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment. Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years. For vessels that are newly built or acquired, the Partnership has adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated.

Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Mooring equipment	11 years

Interest costs capitalized in connection with the conversion of the NR Satu and the Golar Freeze into FSRUs for the years ended December 31, 2012, 2011 and 2010 were $1.8 million, $1.9 million and $0.5 million, respectively.

Vessels under capital lease
Vessels under capital lease

The Partnership leases certain vessels under agreements that have been accounted for as capital leases. Obligations under capital leases are carried at the present value of future minimum lease payments, and the asset balance is amortized on a straight-line basis over the remaining economic useful lives of the vessels. Interest expense is calculated at a constant rate over the term of the lease.

Depreciation of vessels under capital lease is included within depreciation and amortization expense in the statement of operations. Vessels under capital lease are depreciated on a straight-line basis over the vessels' remaining useful economic lives, based on a useful life of 40 to 50 years. Refurbishment costs and drydocking expenditures incurred in respect of vessels under capital lease are accounted for consistently as that of vessels.

Certain of our capital leases are 'funded' via long term cash deposits which closely match the lease liability. Future changes in the lease liability arising from interest rate changes are only partially offset by changes in interest income on the cash deposits, and where differences arise this is funded by, or released to, available working capital.

Interest cost capitalized
Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction and includes vessels undergoing retrofitting into FSRUs for the Partnership's own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or the Partnership's weighted average cost of borrowings where appropriate, over the term period from commencement of the conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Deferred credit from capital leases
Deferred credit from capital leases

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 23). Amortization of deferred income is offset against depreciation and amortization expense in the statement of operations.

Impairment long-term assets
Impairment of long-lived assets

The Partnership continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived asset may not be recoverable. When such events or changes in circumstances are present, the Partnership assesses the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Partnership recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

The Partnership assessed the potential impairment of its long-term assets, in respect of unutilized parts originally ordered for the Golar Spirit FSRU conversion following changes to the original project specifications. The Partnership incurred impairment charges for the year ended December 31, 2010 (see Note 8).

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan. Amortization of deferred loan costs is included in "Other financial items, net" in the statement of operations. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Provisions
Provisions

The Partnership, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Partnership has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Partnership will provide the lower amount within the range. See Note 26, "Other Commitments and Contingencies" for further discussion.

Derivatives
Derivatives

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Partnership's debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.

Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the balance sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the consolidated and combined carve-out balance sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities." The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Partnership has adopted hedge accounting for certain of its interest rate swap arrangements designated as cash flow hedges. For derivative instruments that are not designated or do not qualify as hedges, the changes in fair value of the derivative financial instrument are recognized in earnings and recorded each period in current earnings in "Other financial items, net".

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge. If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in owner's equity. The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative. The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in owner's equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense). If the hedged items are no longer probable of occurring, amounts recognized in equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Foreign currencies
Foreign currencies

The Partnership's and its subsidiaries' functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of the Partnership's expenditures are incurred in U.S. dollars. The Partnership's reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction and translation gains or losses are included in the statements of operations.

Fair Value measurements
Fair Value measurements

The Partnership accounts for fair value measurements in accordance with the Accounting Standards Codification ("ASC") guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Effect of Adjusting the Partnership's Financial Statements
In October 2011 and July 2012, the Partnership acquired from Golar interests in subsidiaries that own and operate the FSRUs, the Golar Freeze and the Nusantara Regas Satu ("NR Satu"), repectively. In addition, in November 2012, the Partnership acquired from Golar interests in subsidiaries that lease and operate the LNG carrier, the Golar Grand. These transactions are also deemed to be a reorganization of entities under common control. As a result, the Partnership's balance sheets, statements of operations, statements of comprehensive income, cash flows and changes in partners' capital/ owners' equity have been retroactively adjusted to include these vessels (herein collectively referred to as the "Dropdown Predecessor") as if the Partnership had acquired these vessels when they began operations under the ownership of Golar. All vessels were under common control for all periods included in these financial statements. The excess of the consideration paid by the Partnership over Golar's historical costs is accounted for as an equity distribution to Golar (refer to Note 25(j)). The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	2011			2010
(in thousands of $)	As revised	Amount of change	As reported	As revised	Amount of change	As reported
Time charter revenues	225,452	21,727	203,725	205,808	23,268	182,540
Net income (loss)	95,397	5,873	89,524	63,517	(8,094)	71,611
Equity	298,033	208,069	89,964	376,940	101,680	275,260
Total assets	1,437,813	362,318	1,075,495	1,407,810	271,917	1,135,893
Total liabilities	1,139,780	154,249	985,531	1,030,870	170,237	860,633

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allocated Costs (Income) Included in the Consolidated and Combined Statements of Income
The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012	2011	2010
Administrative expenses	1,365	4,947	6,651
Pension costs	220	805	1,439
Net financial (income) expenses	(149)	(2,983)	16,172
	1,436	2,769	24,262

Net Liabilities Eliminated
Details of the net liabilities eliminated are as follows:

(in thousands of $)	Dropdown Predecessor relating to NR Satu (1)	Dropdown Predecessor relating to Golar Freeze (2)	Combined Entity ("Initial Fleet")(3)	Total
Balance Sheet captions:
Other non-current assets	—	—	12,007	12,007
Other current liabilities	(1,511)	—	—	(1,511)
Other long-term liabilities	(7,535)	(24,810)	(26,863)	(59,208)
Total	(9,046)	(24,810)	(14,856)	(48,712)
__________________________________________
(1)	As of July 19, 2012
(2)	As of October 19, 2011
(3)	As of April 13, 2011

Accumulated Other Comprehensive Loss
As at December 31, 2012, 2011 and 2010, the Partnership's accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2012	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(8,989)	(5,039)	(5,943)

Useful Lives of Long-lived Assets	Useful lives applied in depreciation are as follows:
Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Mooring equipment	11 years

EQUITY ISSUANCES (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY OFFERINGS [Abstract]
Schedule of equity offerings
The following table summarizes the issuances of common and general partner units since the Partnership's IPO in April 2011:

Date	Number of Common Units Issued1	Offering Price	Gross Proceeds (in thousands of $)2	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering3	Use of Proceeds
July 2012	7,294,305	$30.95	230,366	221,746	57.5%	Acquisition of the NR Satu
November 2012	5,824,590	$30.50	181,275	180,105	54.1%	Acquisition of the Golar Grand

1 Includes common units issued by the Partnership to Golar in a private placement made concurrent to the public offering of 969,305 common units and 1,524,590 common units in July 2012 and November 2012, respectively.

2 Includes General Partner's 2% proportionate capital contribution.
3 Includes Golar's 2% general partner interest in the Partnership.

Movement in the number of common units, subordinated units and general partner units
The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2012 and 2011:

(in units)	Common Units	Subordinated Units	GP Units
April 2011 IPO	23,127,254	15,949,831	797,492
December 31, 2011	23,127,254	15,949,831	797,492
July 2012 offerings	7,294,305	—	148,864
November 2012 offerings	5,824,590	—	118,869
December 31, 2012	36,246,149	15,949,831	1,065,225

SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2012
SUBSIDIARIES [Abstract]
Subsidiaries
The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2012. Unless otherwise indicated, the Partnership owns 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Oxbow Holdings Inc.	British Virgin Islands	Holding Company
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar 2215 UK Ltd	United Kingdom	Operates Methane Princess
Golar Spirit UK Ltd	United Kingdom	Operates Golar Spirit
Golar Winter UK Ltd	United Kingdom	Operates Golar Winter
Golar Freeze UK Ltd	United Kingdom	Operates Golar Freeze
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company
Golar Khannur Corporation	Marshall Islands	Holding Company
Golar LNG (Singapore) Pte.	Singapore	Holding Company
PT Golar Indonesia*	Indonesia	Owns and operates NR Satu
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar 2226 UK Ltd	United Kingdom	Operates Golar Grand

* The Partnership holds all of the voting stock and controls all of the economic interests in PT Golar Indonesia ("PTGI") pursuant to a Shareholder's Agreement with the other shareholder of PTGI, PT Pesona Sentra Utama ("PT Pesona"). PT Pesona holds the remaining 51% interest in the issued share capital of PTGI.

Summary of balance sheet of PTGI
The following table summarizes the balance sheet of PTGI as of December 31, 2012 and 2011:

(in thousands of $)	2012	2011
ASSETS
Cash	3,979	—
Restricted cash	5,474	—
Vessels and equipment	375,443	—
Other assets	6,335	11,000
Total assets	391,231	11,000

LIABILITIES AND EQUITY
Accrued liabilities	31,778	—
Current portion of long-term debt	14,300	—
Amounts due to related parties	199,891	—
Long-term debt	140,700	—
Other liabilities	1,335	—
Total liabilities	388,004	—
Total equity	3,227	11,000
Total liabilities and equity	391,231	11,000

SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTAL INFORMATION [Abstract]
Revenue by Major Customer
In the years ended December 2012, 2011 and 2010, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

(in thousands of $)	2012		2011		2010
Petrobras	92,952	32%	93,741	41%	90,651	44%
DUSUP	48,328	17%	47,054	21%	29,894	15%
Pertamina	37,300	13%	37,829	17%	36,944	18%
BG Group plc	66,148	23%	25,101	11%	40,249	20%
PTNR	41,902	15%	—	—%	—	—%
Gas Natural Aprovisionamientos SDG S.A.	—	—%	21,474	10%	—	—%

Schedule of Revenue and Long-Lived Assets, by Geographical Areas
The following geographical data presents the Partnership's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations.

Revenues	2012	2011	2010

Brazil	92,952	93,741	90,651
United Arab Emirates	48,328	47,054	29,894
Indonesia	41,902	—	—

The following describes the Partnership's long-lived assets by country. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Fixed assets	2012	2011

Brazil	379,061	393,214
United Arab Emirates	153,097	163,495
Indonesia	247,942	—

OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
Other Financial Items
(in thousands of $)	2012	2011	2010
Amortization of deferred financing costs	(1,123)	(931)	(2,999)
Financing arrangement fees and other costs	(411)	(536)	(2,301)
Interest rate swap cash settlements	(6,609)	(5,788)	(9,222)
Mark-to-market adjustment for interest rate swap derivatives (see note 24)	1,328	(9,427)	(7,125)
Mark-to-market adjustment for currency swap derivatives (see note 24)	7,204	(1,417)	(7,162)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash	(5,602)	182	4,490
Foreign exchange loss on operations	(176)	(604)	(84)
Loss on termination of financing arrangements	—	—	(3,452)
Total	(5,389)	(18,521)	(27,855)

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Components of Income Tax Expense
The components of income tax expense are as follows:

(in thousands of $)	2012	2011	2010
Current tax expense:
U.K.	1,888	1,044	160
Indonesia	7,395	—	—
Brazil	1,055	1,364	1,596
Total current tax expense	10,338	2,408	1,756
Deferred tax income:
U.K.	—	—	(544)
Amortization of deferred tax benefit on intra-group transfer (Note 23)	(912)	(2,363)	—
Total income tax expense	9,426	45	1,212

Deferred Income Tax Assets	Deferred income tax assets are summarized as follows:
(in thousands of $)	2012	2011
Deferred tax assets, gross	—	1,025
Valuation allowances	—	(1,025)
Deferred tax assets, net	—	—

OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING LEASES [Abstract]
Future Minimum Contractual Future Revenues
The minimum contractual future revenues to be received on time charters as of December 31, 2012, were as follows:

Year ending December 31, (in thousands of $)	Total
2013	302,034
2014	321,495
2015	315,823
2016	310,072
2017	306,967
2018 and later	985,765
Total	2,542,156	(1)
__________________________________________
(1)
This includes additional revenues relating to the amendment to the terms of the Golar Winter charter pursuant to modifications to the vessel. The amendment includes an increase in charter hire rates and an extension of the charter hire term by 5 years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter expected in 2013. The amendment to the charter was effected in January 2012.

OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other Receivables, Prepaid Expenses and Accrued Income
(in thousands of $)	2012	2011
Other receivables	1,219	489
Prepaid expenses	2,874	1,795
Accrued interest income	243	342
	4,336	2,626

VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
Net Book Value of Vessels and Equipment
(in thousands of $)	2012	2011
Cost	954,992	881,598
Accumulated depreciation	(247,845)	(219,577)
Net book value	707,147	662,021

VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS UNDER CAPITAL LEASES, NET [Abstract]
Vessels Under Capital Leases, Net Book Value
(in thousands of $)	2012	2011
Cost	600,733	600,394
Accumulated depreciation	(115,101)	(98,491)
Net book value	485,632	501,903

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED CHARGES [Abstract]
Deferred Charges
Deferred charges represent financing costs, principally bank fees that are capitalized and amortized to other financial items over the life of the debt instrument. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The deferred charges are comprised of the following amounts:

(in thousands of $)	2012	2011
Debt arrangement fees and other deferred financing charges	19,684	11,280
Accumulated amortization	(4,661)	(3,538)
	15,023	7,742

RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH AND SHORT TERM INVESTMENTS [Abstract]
Restricted Cash and Short-term Investments
The Partnership's short-term restricted cash and investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2012	2011
Total security lease deposits for lease obligations	5,398	5,246
Restricted cash relating to the Golar Freeze facility (see note 21)	8,994	9,012
Restricted cash relating to the Mazo facility (see note 21)	11,034	10,254
Restricted cash relating to the NR Satu facility (see note 21)	5,474	—
	30,900	24,512

Restricted Cash in Respect of Lease Obligations
The Partnership's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2012	2011
Methane Princess Lease security deposits	150,913	145,508
Golar Grand Lease security deposits	45,008	45,008
Total security deposits for lease obligations	195,921	190,516
Included in short-term restricted cash and short-term investments	(5,398)	(5,246)
Long-term restricted cash	190,523	185,270

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON CURRENT ASSETS [Abstract]
Other Non-current Assets
(in thousands of $)	2012	2011
Other long term assets	3,460	39
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 24)	1,819	—
Other non-current assets	5,279	39

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES [Abstract]
Accrued Expenses
(in thousands of $)	2012	2011
Vessel operating and drydocking expenses	6,737	4,906
Administrative expenses	281	846
Interest expense	7,729	3,583
Provision for tax	11,783	3,113
	26,530	12,448

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
(in thousands of $)	2012	2011
Deferred drydocking and operating cost revenue	12,848	14,506
Mark-to-market interest rate swaps valuation (see note 24)	24,991	27,351
Mark-to-market foreign exchange rate swaps valuation (see note 24)	20,527	27,732
Deferred credits from capital lease transactions (see note 23)	625	627
Other creditors	5,701	—
	64,692	70,216

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
Long-term Debt Including Related Party
(in thousands of $)	2012	2011
Total long-term debt due to third parties	704,519	400,574
Less: current portion of long-term debt due to third parties	(64,822)	(49,906)
Total long-term debt due to third parties	639,697	350,668
Total long-term debt due to related parties	34,953	222,310
Long-term debt	674,650	572,978

Outstanding Debt Repayable
The Partnership's outstanding debt as of December 31, 2012 is repayable as follows:

Year Ending December 31, (in thousands of $)
2013	64,822
2014	51,838
2015	79,782
2016	42,550
2017	276,355
2018 and thereafter	224,125
Total	739,472

Long-term Debt Instruments
At December 31, 2012, the maturity dates for the Partnership's debt were as follows:

(in thousands of $)	2012	2011	Maturity date
Mazo facility	13,521	38,932	2013
Golar LNG vendor financing loan - Golar Freeze	—	222,310	2014
High-yield bonds	233,804	—	2017
Golar LNG Partners credit facility	247,500	257,500	2018
Golar Freeze facility	89,647	104,142	2015/2018	*
NR Satu facility	155,000	—	2019
	739,472	622,884

*The Commercial Loan facility tranche matures in 2015 and the Exportfinans Loan facility tranche matures in 2018.

CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2012
CAPITAL LEASES [Abstract]
Capital Leases
(in thousands of $)	2012	2011
Total obligations under capital leases	412,371	405,843
Less: current portion of obligations under capital leases	(5,837)	(5,909)
Long-term obligations under capital leases	406,534	399,934

Quarterly Minimum Rental Payments Under Capital Leases
As of December 31, 2012, the Partnership is committed to make quarterly minimum rental payments (including interest) under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2013	7,494	9,995	9,067	26,556
2014	7,781	9,927	9,014	26,722
2015	8,082	9,911	9,000	26,993
2016	8,387	9,911	9,000	27,298
2017	8,702	9,911	9,000	27,613
2018 and thereafter	192,856	143,705	178,686	515,247
Total minimum lease payments	233,302	193,360	223,767	650,429
Less: Imputed interest	(77,495)	(71,902)	(88,661)	(238,058)
Present value of minimum lease payments	155,807	121,458	135,106	412,371

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM LIABILITIES [Abstract]
Other Long-Term Liabilities
(in thousands of $)	2012	2011
Tax benefits on intra-group transfers of long-term assets	—	8,446
Deferred credits from capital lease transactions	18,529	19,153
	18,529	27,599

Deferred Credits from Capital Lease Transactions
Deferred credits from capital lease transactions

(in thousands of $)	2012	2011
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(5,537)	(4,911)
	19,154	19,780
Short-term (see note 20)	625	627
Long-term	18,529	19,153
	19,154	19,780

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Interest Rate Derivatives
The Partnership manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. The Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

	Notional Amount
Instrument (in thousands of $)	December 31, 2012		December 31, 2011	Maturity Dates	Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	759,590	(1)	526,892	2013 to 2018	0.92% to 6.49%

(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described below.

Cash Flow Hedging Relationships to Interest Rate Swaps
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2012	2011	2010	2012	2011	2010
Interest rate swaps	Other financial items, net	—	—	—	(409)	(412)	(388)

Cash Flow Hedging Relationships Relating to Interest Rate Swaps and Changes in Equity
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2012	2011	2010
Interest rate swaps	1,113	934	(2,302)

Foreign Exchange Contracts
As of December 31, 2012, the Partnership has foreign currency forward contracts as summarized below:

		Notional Amount			Average forward
Instrument (in thousands)		Receiving in foreign currency	Pay in USD	Maturity Date	rate USD foreign currency
Currency rate swaps:
British Pounds		58,126	106,836	2032	1.838
Norwegian Kroner	(1)	1,300,000	227,193	2017	5.722

(1) This pertains to the cross currency interest rate swap described below.

Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts and Changes in Equity
As described in note 21, the Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. Accordingly, the net loss recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2012	2011	2010
Cross currency interest rate swap	(5,063)	—	—

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Partnership's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2012 Carrying Value	2012 Fair Value	2011 Carrying Value	2011 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	66,327	66,327	49,218	49,218
Restricted cash and short-term investments	Level 1	221,423	221,423	209,782	209,782
High-yield bonds(3)	Level 1	233,804	234,708	—	—
Long-term debt—floating	Level 2	505,668	505,668	400,574	400,574
Long-term debt—fixed	Level 2	—	—	222,310	219,966
Obligations under capital leases	Level 2	412,371	412,371	405,843	405,843
Derivatives:
Cross currency interest rate swap asset(1)(2)	Level 2	1,819	1,819	—	—
Interest rate swaps liability(1)(2)	Level 2	24,991	24,991	27,351	27,351
Foreign currency swaps liability(1)	Level 2	20,527	20,527	27,732	27,732
__________________________________________
(1)	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(2)
The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as at December 31, 2012 and 2011, was $5.9 million (with a notional amount of $466.8 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018.

(3)
This pertains to high-yield bonds with a carrying value of $233.8 million as of December 31, 2012 which is included under Long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2012 was $234.7 million, which is 100.50% of its face value.

Valuation of Financial Instruments
The following table summarizes the valuation of the Partnership's financial instruments based on the above hierarchy as of December 31, 2012:

(in thousands of $)	Quoted Market Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Cross currency interest rate swap—asset position	—	1,819	1,819
Interest rate swaps—liability position	—	24,991	24,991
Foreign currency swaps—liability position	—	20,527	20,527

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
Net expenses from related parties:

(in thousands of $)	2012	2011	2010
Transactions with Golar and affiliates:
Management and administrative services fees (a)	2,876	1,576	—
Ship management fees (b)	4,222	4,146	3,826
Interest expense on Golar LNG vendor financing loan - Golar Freeze (c)	11,921	3,085	—
Interest expense on Golar LNG vendor financing loan - NR Satu (d)	4,737	—	—
Interest expense on high-yield bonds (e)	575	—	—
Interest expense on Golar Energy loan (f)	829	—	—
Total	25,160	8,807	3,826

Receivables (payables) from related parties:

As of December 31, 2012 and 2011 balances with related parties consisted of the following:

(in thousands of $)	2012	2011
Trading balances due to Golar and affiliates (g)	(546)	3,235
Golar LNG vendor financing loan (c)	—	(222,310)
High-yield bonds (e)	(34,953)	—
	(35,499)	(219,075)
Receivables (payables) from related parties:

As of December 31, 2012 and 2011 balances with related parties consisted of the following:

(in thousands of $)	2012	2011
Trading balances due to Golar and affiliates (g)	(546)	3,235
Golar LNG vendor financing loan (c)	—	(222,310)
High-yield bonds (e)	(34,953)	—
	(35,499)	(219,075)

Net Impact to Equity of Purchase
(j) Acquisitions from Golar — The Partnership acquired from Golar equity interests in certain subsidiaries which own or lease and operate the Golar Freeze, the NR Satu and the Golar Grand. These transactions were concluded between entities under common control and, thus, the net assets acquired were recorded at historic book value. The Board of Directors of the Partnership ("the Board") and the Conflicts Committee of the Board ("the Conflicts Committee") have approved the purchase price and vendor financing loan for each transaction. The Conflicts Committee retained a financial advisor, DnB Nor Markets, to assist with its evaluation of the transaction. The details of each transaction are as follows:

	2012		2011
(in millions of $)	Golar Grand	NR Satu	Golar Freeze
Purchase consideration	176.8	388.0	231.3
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6	166.0
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—	—
- Loan debt assumed	—	—	(108.0)
- Other net assets	6.4	(1.9)	7.5
Total net assets acquired	(43.1)	(255.7)	(65.5)
Deduction to equity	133.7	132.3	165.8

OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
Assets Pledged	Assets pledged
(in thousands of $)	December 31, 2012	December 31, 2011
Book value of vessels and equipment secured against long-term loans and capital leases	1,192,779	983,785

EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

(in thousands of $ except unit and per unit data)	2012	2011	2010
Net income attributable to general partner and limited partner interests	116,418	85,534	54,267
Less: Dropdown Predecessor (net income)/loss	(28,015)	(21,937)	3,467
Less: distributions paid	(87,072)	(46,423)	—
Under distributed earnings	1,331	17,174	57,734
Under distributed earnings attributable to:
Common unit holders	1,304	16,829	35,615
Subordinated unit holders	—	—	20,964
General Partner	27	345	1,155
Weighted average units outstanding (basic and diluted) (in thousands):
Common units	27,441	23,127	23,127
Subordinated units	15,949	15,949	15,949
General Partner units	886	797	797
Earnings per unit (basic and diluted):
Common units	2.08	1.89	1.54
Subordinated units	1.85	1.16	1.31
General Partner units	2.00	1.59	1.45
Cash distributions declared and paid in the period per unit (2):	1.78	0.73	—
Subsequent event: Cash distributions declared and paid per unit relating to the period (3)	0.50	0.43	—
__________________________________________

(1)  Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates.

(2) Refers to cash distribution declared and paid during the period.
(3) Refers to cash distribution declared and paid subsequent to the period end.

ACQUISITION AFTER BALANCE SHEET DATE (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION AFTER BALANCE SHEET DATE [Abstract]
Fair Value Allocation of Assets and Liabilities Acquired
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The provisional fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)			February 7, 2013
Purchase consideration		(1)	122,379
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Mark-to-market on interest rate swaps	(3,096)
Long term debt	(89,525)
Others*	—	(2)
Subtotal			(122,379)
Difference between the purchase price and fair value of net assets acquired			—

(1) This includes the purchase consideration for the vessel less the assumed bank debt and fair value of the interest rate swap liability but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.

(2) This information will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.

GENERAL (Details) (USD $)	9 Months Ended	12 Months Ended									12 Months Ended				3 Months Ended		3 Months Ended			3 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Person Vessel		Dec. 31, 2011	Dec. 31, 2010	Apr. 12, 2011 Vessel	Dec. 31, 2012 Interest Rate Swaps [Member]	Dec. 31, 2012 Foreign Currency Swaps [Member]	Dec. 31, 2012 FSRUs [Member] Vessel	Dec. 31, 2012 LNG Carriers [Member] Vessel	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2010 Restatement Adjustment [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member]	Dec. 31, 2011 Golar LNG Partners LP [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Common Units [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Subordinated Units [Member]	Apr. 12, 2011 Golar Energy [Member] General Partner [Member] Incentive Distribution Rights [Member]	Dec. 31, 2012 Nusantara Regas Satu [Member]	Dec. 31, 2011 Nusantara Regas Satu [Member]	Dec. 31, 2011 Nusantara Regas Satu [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Golar Grand [Member]	Dec. 31, 2011 Golar Grand [Member] Restatement Adjustment [Member]	Apr. 12, 2011 Golar GP LLC [Member] General Partner [Member]	Apr. 12, 2011 Golar GP LLC [Member] General Partner [Member] Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)															60.00%	100.00%
Limited Partners' capital account units issued (in shares)																		23,127,254	15,949,831
Limited partners ownership interest (in hundredths)																	98.00%	98.00%
General partners ownership interest (in hundredths)																										2.00%
Ownership of incentive distribution rights																				19.00%							81.00%
Common partnership units sold (in units)															13,800,000
Proceeds from issuance of common units in IPO offering															$ 310,500,000
Number of vessels, partnership interest		4				4			4	3
Vessels, net	662,021,000	707,147,000		662,021,000																			180,100,000
Vessels under capital leases, net	501,903,000	485,632,000		501,903,000																					130,700,000
Tax benefit on intra-group transfers of long-term assets	27,599,000	18,529,000		27,599,000																	8,400,000
Restricted cash noncurrent	185,270,000	190,523,000		185,270,000																				45,000,000
Capital lease obligations	5,909,000	5,837,000		5,909,000																		137,700,000
Negative working capital		62,300,000
Number of board members that become electable by the common unitholders		4
Maximum number of board of directors		7
Swap derivatives included in current liabilities							25,000,000	20,500,000
Deferred drydocking and operating cost revenue	14,506,000	12,848,000		14,506,000
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time charter revenues		286,630,000		225,452,000	205,808,000						21,727,000	23,268,000	203,725,000	182,540,000
Net income (loss)	71,947,000 [1]	127,141,000	[2]	95,397,000	63,517,000						5,873,000	(8,094,000)	89,524,000	71,611,000
Equity	298,033,000			298,033,000	376,940,000						208,069,000	101,680,000	89,964,000	275,260,000
Total assets	1,437,813,000	1,510,974,000		1,437,813,000	1,407,810,000						362,318,000	271,917,000	1,075,495,000	1,135,893,000
Total liabilities	$ 1,139,780,000	$ 1,269,430,000		$ 1,139,780,000	$ 1,030,870,000						$ 154,249,000	$ 170,237,000	$ 985,531,000	$ 860,633,000

[1]	The post acquisition net income (from October 19, 2011 to December 31, 2011) relating to the Golar Freeze in 2011 included within net income was $4.8 million.
[2]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 PensionPlan Vessel	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Vessel	Apr. 12, 2011 Vessel	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Crews [Member] PensionPlan	Dec. 31, 2012 Administrative Personnel [Member] PensionPlan	Oct. 18, 2011 Dropdown Predecessor "Golar Freeze" [Member]		Apr. 12, 2011 Combined Entities "Initial Fleet" [Member]		Dec. 31, 2012 Consolidation, Eliminations [Member]	Jul. 18, 2012 Nusantara Regas Satu [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of vessels in initial fleet partnership interest	4				4
Allocated Costs (Income) Included in the Consolidated and Combined Statements of Income [Abstract]
Administrative expenses	$ 1,365	$ 4,947	$ 6,651
Pension costs	220	805	1,439
Net financial expenses (income)	(149)	(2,983)	16,172
Total allocated expenses	1,436	2,769	24,262
Details of Net Liabilities Eliminated [Abstract]
Other non-current assets eliminated										0	[1]	12,007	[2]	12,007	0	[3]
Other current liabilities eliminated										0	[1]	0	[2]	(1,511)	(1,511)	[3]
Other long-term liabilities eliminated										(24,810)	[1]	(26,863)	[2]	(59,208)	(7,535)	[3]
Total										$ (24,810)	[1]	$ (14,856)	[2]	$ (48,712)	$ (9,046)	[3]
Number of vessels connected to loan facility				5
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans	2							1	1
Time Period [Line Items]
Period for reimbursement for drydocking costs						2 years	5 years

[1]	As of October 19, 2011
[2]	As of April 13, 2011
[3]	As of July 19, 2012

SIGNIFICANT ACCOUNTING POLICIES (1) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss [Abstract]
Unrealized net (loss) gain on qualifying cash flow hedging instruments	$ (8,989,000)	$ (5,039,000)	$ (5,943,000)
Property, Plant and Equipment [Line Items]
Interest costs capitalized	$ 1,800,000	$ 1,900,000	$ 500,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Amortization period of drydocking expenses	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Amortization period of drydocking expenses	5 years
Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	40 years
Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	50 years
Deferred Drydocking Expenditures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Deferred Drydocking Expenditures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Vessels under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Useful lives	11 years

FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Apr. 12, 2011 Vote	Dec. 31, 2012	Dec. 31, 2011
Entity Listings [Line Items]
General partners' capital account units issued (in shares)				1,065,225	797,492
General partner ownership interest (in hundredths)	2.00%	2.00%
Number of votes each outstanding common unit is entitled to			1
Maximum class of units ownership held to be eligible for voting (in hundredths)			4.90%
Term of charter			5 years
Golar LNG Partners LP [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)			60.00%		100.00%
Common partnership units sold (in units)			13,800,000
IPO price per share (in dollars per share)			22.5
Proceeds from issuance of common units in IPO offering			310.5
Common units granted on exercise of the overallotment option granted (in shares)			1,800,000
Maximum borrowing capacity			20
Golar LNG Partners LP [Member] | Limited Partner [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)			98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)			23,127,254
Limited partners ownership interest (in hundredths)			98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Subordinated Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)			15,949,831
Golar LNG Partners LP [Member] | General Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
General partners' capital account units issued (in shares)			797,492
General partner ownership interest (in hundredths)			2.00%
Golar LNG Partners LP [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Cash partnership distribution per quarter (in dollars per share)			0.4428
Golar Energy [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership of incentive distribution rights (in hundredths)			19.00%
Golar GP LLC [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership of incentive distribution rights (in hundredths)			81.00%

EQUITY ISSUANCES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Nov. 30, 2012		Jul. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
Capital Unit [Line Items]
Number of Common Units Issued (1) (in shares)	5,824,590	[1]	7,294,305	[1]
Offering Price (in dollars per share)	30.5		30.95
Gross Proceeds (2)	181,275	[2]	230,366	[2]
Net Proceeds	180,105		221,746
Golar Ownership after the Offering (3) ( in hundredths)	54.10%	[3]	57.50%	[3]
General partner interest (in hundredths)	2.00%		2.00%
Units sold in private placement (in units)	1,524,590		969,305
Common Units [Member]
Capital Unit [Line Items]
Units issued (in units)	5,824,590		7,294,305		23,127,254
Ending Balance (in units)					23,127,254	36,246,149
Subordinated Units [Member]
Capital Unit [Line Items]
Units issued (in units)	0		0		15,949,831
Ending Balance (in units)					15,949,831	15,949,831
General Partner Units [Member]
Capital Unit [Line Items]
Units issued (in units)	118,869		148,864		797,492
Ending Balance (in units)					797,492	1,065,225

[1]	Includes common units issued by the Partnership to Golar in a private placement made concurrent to the public offering of 969,305 common units and 1,524,590 common units in July 2012 and November 2012, respectively.
[2]	Includes General Partner's 2% proportionate capital contribution.
[3]	Includes Golar's 2% general partner interest in the Partnership.

SUBSIDIARIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 12, 2011	Dec. 31, 2010	Dec. 31, 2009
Entity Listings [Line Items]
Ownership percentage (in hundredths)	100.00%
ASSETS
Cash	$ 66,327,000	$ 49,218,000		$ 53,558,000	$ 33,846,000
Restricted cash	190,523,000	185,270,000
Vessels and equipment	707,147,000	662,021,000
Total assets	1,510,974,000	1,437,813,000		1,407,810,000
LIABILITIES AND EQUITY
Accrued liabilities	26,530,000	12,448,000
Current portion of long-term debt	64,822,000	49,906,000
Amounts due to related parties	4,429,000	0
Long-term debt	639,697,000	350,668,000
Total liabilities	1,269,430,000	1,139,780,000		1,030,870,000
Total equity	241,544,000	298,033,000	386,375,000	376,940,000	388,189,000
Total liabilities and equity	1,510,974,000	1,437,813,000
Faraway Maritime Shipping Company [Member]
Entity Listings [Line Items]
Ownership percentage (in hundredths)	60.00%
PT Pesona [Member]
Entity Listings [Line Items]
Percentage owned by third party (in hundredths)	51.00%
PTGI [Member]
ASSETS
Cash	3,979,000	0
Restricted cash	5,474,000	0
Vessels and equipment	375,443,000	0
Other assets	6,335,000	11,000,000
Total assets	391,231,000	11,000,000
LIABILITIES AND EQUITY
Accrued liabilities	31,778	0
Current portion of long-term debt	14,300	0
Amounts due to related parties	199,891	0
Long-term debt	140,700	0
Other liabilities	1,335	0
Total liabilities	388,004	0
Total equity	3,227	11,000
Total liabilities and equity	$ 391,231	$ 11,000

RECENTLY ISSUED ACCOUNTING STANDARDS (Details)	12 Months Ended
Dec. 31, 2012
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
Minimum likelihood percentages for goodwill impairment test (in hundredths)	50.00%

SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Charterer Segment	Dec. 31, 2011 Charterer	Dec. 31, 2010 Charterer
SEGMENTAL INFORMATION [Abstract]
Number of reportable segments	1
Number of charterers	5	5	5
Benchmark percentage of revenue for major customer (in hundredths)	10.00%	10.00%	10.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	$ 286,630	$ 225,452	$ 205,808
Vessels, net	707,147	662,021
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	92,952	93,741	90,651
Vessels, net	379,061	393,214
United Arab Emirates
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	48,328	47,054	29,894
Vessels, net	153,097	163,495
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	41,902	0	0
Vessels, net	247,942	0
Petrobras [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	92,952	93,741	90,651
Revenue from major customer (in hundredths)	32.00%	41.00%	44.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	48,328	47,054	29,894
Revenue from major customer (in hundredths)	17.00%	21.00%	15.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	37,300	37,829	36,944
Revenue from major customer (in hundredths)	13.00%	17.00%	18.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	66,148	25,101	40,249
Revenue from major customer (in hundredths)	23.00%	11.00%	20.00%
PTNR [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	41,902	0	0
Revenue from major customer (in hundredths)	15.00%	0.00%	0.00%
Gas Natural Aprovisionamientos SDG S.A. [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 0	$ 21,474	$ 0
Revenue from major customer (in hundredths)	0.00%	10.00%	0.00%

IMPAIRMENT OF LONG-TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
Asset impairment charges	$ 1.5

OTHER FINANCIAL ITEMS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (1,123,000)	$ (931,000)	$ (2,999,000)
Financing arrangement fees and other costs	(411,000)	(536,000)	(2,301,000)
Interest rate swap cash settlements	(6,609,000)	(5,788,000)	(9,222,000)
Mark-to-market adjustment for interest rate swap derivatives	1,328,000	(9,427,000)	(7,125,000)
Mark-to-market adjustment for currency swap derivatives	7,204,000	(1,417,000)	(7,162,000)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(5,602,000)	182,000	4,490,000
Foreign exchange loss on operations	(176,000)	(604,000)	(84,000)
Loss on termination of lease financing arrangements	0	0	(3,452,000)
Total other financial items	(5,389,000)	(18,521,000)	(27,855,000)
Allocated mark-to-market adjustments on interest rate and currency swap derivatives	$ 100,000	$ (2,500,000)	$ 7,900,000

TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2010
Current tax expense [Abstract]
Total current tax expense	$ 10,338	$ 2,408	$ 1,756
Deferred tax income [Abstract]
Amortization of deferred tax benefit on intra-group transfer	(912)	(2,363)	0
Total income tax expense	9,426	45	1,212
United States [Abstract]
Percentage of ownership of individuals residing in U.S., minimum (in hundredths)	50.00%
United Kingdom [Abstract]
Number of vessels generating taxable revenues	4	4
Deferred income tax assets [Abstract]
Deferred tax assets, gross	0	1,025
Valuation allowances	0	(1,025)
Deferred tax assets, net	0	0
U. K. [Member]
Current tax expense [Abstract]
Total current tax expense	1,888	1,044	160
Deferred tax income [Abstract]
Deferred tax income	0	0	(544)
United Kingdom [Abstract]
Number of vessels generating taxable revenues	4
Foreign statutory tax rate (in hundredths)	24.00%
Indonesia [Member]
Current tax expense [Abstract]
Total current tax expense	7,395	0	0
Brazil [Member]
Current tax expense [Abstract]
Total current tax expense	$ 1,055	$ 1,364	$ 1,596

OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Vessels Leased to Third Party [Member]	Dec. 31, 2011 Vessels Leased to Third Party [Member]
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	$ 302,034
2014	321,495
2015	315,823
2016	310,072
2017	306,967
2018 and later	985,765
Total	2,542,156 [1]
Extension of charter hire term	5 years
Property, Plant and Equipment [Line Items]
Cost		1,555,700	1,482,000
Accumulated depreciation		$ 362,900	$ 318,100

[1]	This includes additional revenues relating to the amendment to the terms of the Golar Winter charter pursuant to modifications to the vessel. The amendment includes an increase in charter hire rates and an extension of the charter hire term by 5 years from 2019 to 2024 contingent upon the completion of the modification work to the Golar Winter expected in 2013. The amendment to the charter was effected in January 2012.

TRADE ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE [Abstract]
Provision for doubtful accounts	$ 0	$ 0

OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other receivables	$ 1,219	$ 489
Prepaid expenses	2,874	1,795
Accrued interest income	243	342
Other receivables, prepaid expenses and accrued income	$ 4,336	$ 2,626

VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Number of vessels	4	4
Depreciation and amortization	$ 51,167	$ 45,316	$ 43,106
Vessels and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	954,992	881,598
Accumulated depreciation	(247,845)	(219,577)
Net book value	707,147	662,021
Depreciation and amortization	35,200	29,300	28,500
Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Cost	20,900	21,900
Accumulated depreciation	4,300	7,100
Mooring Costs [Member]
Property, Plant and Equipment [Line Items]
Cost	38,100	26,900
Accumulated depreciation	2,400	0
Vessels Pledged as Security [Member]
Property, Plant and Equipment [Line Items]
Net book value	$ 707,100	$ 481,900

VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 51,167	$ 45,316	$ 43,106
Number of vessels under capital lease	3	3
Vessels under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Cost	600,733	600,394
Accumulated depreciation	(115,101)	(98,491)
Net book value	485,632	501,903
Depreciation and amortization	16,600	16,600	15,400
Number of vessels under capital lease	3	3
Drydocking Costs, Vessels Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	9,900	9,900
Accumulated depreciation	$ 6,700	$ 4,900

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED CHARGES [Abstract]
Deferred arrangement fees and other deferred financing charges	$ 19,684	$ 11,280
Accumulated amortization	(4,661)	(3,538)
Deferred charges	15,023	7,742
Amortization of deferred charges	$ 1,123	$ 931	$ 2,999

RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	$ 30,900,000	$ 24,512,000
Long-term restricted cash	190,523,000	185,270,000
Total security lease deposits for lease obligations	195,921,000	190,516,000
Included in short-term restricted cash and short-term investments	(5,398,000)	(5,246,000)
Minimum amount of cash and cash equivalents	20,000,000
Methane Princess Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total security lease deposits for lease obligations	150,913,000	145,508,000
Golar Grand Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total security lease deposits for lease obligations	45,008,000	45,008,000
Security Lease Deposit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	5,398,000	5,246,000
Mazo Facility [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	11,034,000	10,254,000
Golar Freeze [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	8,994,000	9,012,000
NR Satu facility [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	$ 5,474,000	$ 0

OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Other long-term assets	$ 3,460,000	$ 39,000
Mark-to-market interest rate swaps valuation relating to high-yield bond	1,819,000	0
Other non-current assets	5,279,000	39,000
Amortization of lease incentives	200,000
Parts [Member]
Property, Plant and Equipment [Line Items]
Other long-term assets	1,200,000
Lease Incentives [Member]
Property, Plant and Equipment [Line Items]
Other long-term assets	$ 2,300,000

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
Vessel operating and drydocking expenses	$ 6,737	$ 4,906
Administrative expenses	281	846
Interest expense	7,729	3,583
Provision for taxes	11,783	3,113
Accrued expenses	$ 26,530	$ 12,448

OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Deferred drydocking and operating cost revenue	$ 12,848	$ 14,506
Deferred credits from capital lease transactions	625	627
Other creditors	5,701	0
Other current liabilities	64,692	70,216
Interest Rate Swaps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Mark-to-market valuation	24,991	27,351
Foreign Exchange Rate Swaps [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Mark-to-market valuation	$ 20,527	$ 27,732

DEBT (Details)	12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) Vessel	Dec. 31, 2011 USD ($) Vessel	Dec. 31, 2012 Mazo Facility [Member] USD ($)	Dec. 31, 2011 Mazo Facility [Member] USD ($)	Nov. 30, 1997 Mazo Facility [Member] USD ($)	Dec. 31, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)	Dec. 31, 2012 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)	Nov. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($)	Mar. 31, 2009 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2011 Golar LNG Partners Credit Facility [Member] USD ($)	Sep. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($) Vessel	Dec. 31, 2011 Golar LNG Partners Credit Facility [Member] 6/30/2009 - 12/31/2012 [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Credit Facility [Member] 03/31/2013 - 12/31/2017 [Member] USD ($)	Dec. 31, 2012 Golar LNG Vendor Financing Loan [Member]	Dec. 31, 2012 Golar Freeze [Member] USD ($) Tranche	Dec. 31, 2011 Golar Freeze [Member] USD ($)	Oct. 18, 2011 Golar Freeze [Member] USD ($)	Jun. 30, 2010 Golar Freeze [Member] USD ($)	Dec. 31, 2012 Golar Freeze [Member] Commercial Loan Tranche [Member] USD ($)	Dec. 31, 2012 Golar Freeze [Member] Exportfinans Loan Tranche [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] NOK	Oct. 31, 2012 High-yield bonds [Member] USD ($)	Dec. 31, 2011 High-yield bonds [Member] USD ($)	Dec. 31, 2012 NR Satu facility [Member] USD ($)	Dec. 31, 2011 NR Satu facility [Member] USD ($)	Dec. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)	Dec. 31, 2012 Minimum [Member] NR Satu facility [Member]	Dec. 31, 2012 Maximum [Member] NR Satu facility [Member]
Debt Instrument [Line Items]
Total long-term debt due to third parties	$ 704,519,000	$ 400,574,000								$ 247,500,000		$ 202,300,000						$ 108,000,000	$ 125,000,000
Less: current portion of long term debt due to third parties and related parties	(64,822,000)	(49,906,000)
Total long-term debt due to third parties	639,697,000	350,668,000
Total long-term debt due to related parties	34,953,000	222,310,000
Long-term debt	674,650,000	572,978,000
Maturities of Long-term Debt [Abstract]
2013	64,822,000
2014	51,838,000
2015	79,782,000
2016	42,550,000
2017	276,355,000
2018 and thereafter	224,125,000
Total long-term debt (including related parties)	739,472,000	622,884,000	13,521,000	38,932,000		222,310,000	0			247,500,000	257,500,000					89,647,000	104,142,000					233,804,000			0	155,000,000	0
Weighted average interest rate (in hundredths)	3.93%	3.84%
Maturity Date			June 2013			Oct. 2014				March 2018					July 2015					May 2015	March 2018	Oct. 2017	Oct. 2017			Dec. 2019
Maximum borrowing capacity					214,500,000					247,500,000		285,000,000									50,000,000
Repayment of vendor financing loans							222,300,000																					155,000,000
Number of vessels	4	4										2
Draw on line of credit								250,000,000	35,000,000																	155,000,000		155,000,000
Remaining borrowing capacity																												20,000,000
Amount borrowing capacity decreases													2,500,000	5,500,000
Term of Credit Facility										10											8					7 year
Balloon payment							222,300,000			137,500,000										34,800,000						52,500,000
Number of Tranches																2
Debt instrument, face amount	233,800,000					222,300,000																	1,300,000,000	227,000,000				175,000,000
Interest rate (in hundredths)						6.75%																		6.49%				6.75%
Basis spread on LIBOR rate (in hundredths)																								5.20%		3.50%			0.87%	3.50%
Ownership percentage (in hundredths)	100.00%
Equity distribution	$ 165,800,000
Number of acquisitions	2

CAPITAL LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2012 Methane Princess Lease [Member]	Dec. 31, 2012 Golar Winter Lease [Member]	Dec. 31, 2012 Grand Lease [Member]	Dec. 31, 2012 Vessels under Capital Leases [Member] Vessel	Dec. 31, 2011 Vessels under Capital Leases [Member] Vessel
CAPITAL LEASES [Abstract]
Total obligations under capital leases	$ 412,371	$ 405,843
Less: current portion of obligations under capital leases	(5,837)	(5,909)
Long term obligations under capital leases	406,534	399,934
Property, Plant and Equipment [Line Items]
Number of vessels	3	3				3	3
Capital Leases, Future Minimum Payments, Net Present Value [Abstract]
2013	26,556		7,494	9,995	9,067
2014	26,722		7,781	9,927	9,014
2015	26,993		8,082	9,911	9,000
2016	27,298		8,387	9,911	9,000
2017	27,613		8,702	9,911	9,000
2018 and thereafter	515,247		192,856	143,705	178,686
Total minimum leases payments	650,429		233,302	193,360	223,767
Less: Imputed interest	(238,058)		(77,495)	(71,902)	(88,661)
Present value of minimum lease payments	$ 412,371		$ 155,807	$ 121,458	$ 135,106
Term of lease				28 years	30 years
Capital leases, maturity date				Apr 30, 2032	Jan 31, 2036
Percentage value of vessel at charter termination (in hundredths)				80.00%

OTHER LONG-TERM LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Vessel	Dec. 31, 2010
OTHER LONG TERM LIABILITIES [Abstract]
Tax benefits on intra-group transfers of long-term assets	$ 0	$ 8,446,000
Deferred credits from capital lease transactions	18,529,000	19,153,000
Other long-term liabilities	18,529,000	27,599,000
Number of vessels		5
Deferred credits from capital lease transactions	24,691,000	24,691,000
Less: Accumulated amortization	(5,537,000)	(4,911,000)
Deferred credits from capital lease transactions, net	19,154,000	19,780,000
Short-term	625,000	627,000
Long-term	18,529,000	19,153,000
Amortization of deferred credits from capital lease transactions	$ 600,000	$ 600,000	$ 800,000

FINANCIAL INSTRUMENTS (Details)	12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($) Customer	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Petrobras [Member] Charterer	Dec. 31, 2012 BG Group, plc [Member] Charterer	Dec. 31, 2012 Pertamina [Member] Charterer	Dec. 31, 2012 DUSUP [Member] Charterer	Dec. 31, 2012 PTNR [Member] Charterer	Dec. 31, 2012 Revenue [Member] Petrobras [Member]	Dec. 31, 2011 Revenue [Member] Petrobras [Member]	Dec. 31, 2010 Revenue [Member] Petrobras [Member]	Dec. 31, 2012 Interest Rate Swaps [Member] USD ($)		Dec. 31, 2011 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Interest Rate Swaps [Member] Minimum [Member]	Dec. 31, 2012 Interest Rate Swaps [Member] Maximum [Member]	Dec. 31, 2012 Foreign Currency Swaps [Member] British Pounds [Member] USD ($)	Dec. 31, 2012 Foreign Currency Swaps [Member] British Pounds [Member] GBP (£)	Dec. 31, 2012 Foreign Currency Swaps [Member] Norwegian Kroner [Member] USD ($)		Dec. 31, 2012 Foreign Currency Swaps [Member] Norwegian Kroner [Member] NOK		Dec. 31, 2011 Designated as Hedging Instrument [Member] Norwegian Kroner [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Norwegian Kroner [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Financial Items, Net [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Financial Items, Net [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swaps [Member] Other Financial Items, Net [Member] USD ($)	Dec. 31, 2012 Level 1 [Member] USD ($)	Dec. 31, 2012 Level 1 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2011 Level 1 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 1 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2011 Level 1 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Carrying Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] Carrying Value [Member] Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Carrying Value [Member] Derivatives [Member] USD ($)		Dec. 31, 2012 Level 2 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Fair Value [Member] Non-Derivatives [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] Fair Value [Member] Derivatives [Member] USD ($)		Dec. 31, 2011 Level 2 [Member] Fair Value [Member] Derivatives [Member] USD ($)
Grouping, Financial Statement Captions [Line Items]
Receiving floating, pay fixed, notional value												$ 759,590,000	[1]	$ 526,892,000												$ 466,800,000	$ 254,100,000
Maturity dates															2013	2018	2032	2032	2017	[2]	2017	[2]
Lower fixed interest rate range (in hundredths)												0.92%
Higher fixed interest rate range (in hundredths)												6.49%
Effective portion Gain (Loss) reclassified from Accumulated Other Comprehensive Loss																													0	0	0
Ineffective Portion																													(409,000)	(412,000)	(388,000)
Unrealized loss on interest rate swap derivatives																									5,100,000	3,900,000
Amount of gain/(loss) recognized in OCI on derivative (effective portion)																							0	0	(5,063,000)	1,113,000	934,000	(2,302,000)
Net foreign exchange (loss) gain	1,600,000	(1,200,000)	(2,700,000)
Notional Amount																	106,836,000	58,126,000	227,193,000	[2]	1,300,000,000	[2]
Average forward rate USD foreign currency																	1.838	1.838	5.722	[2]	5.722	[2]
Non Derivatives [Abstract]
Cash and cash equivalents																																	66,327,000	49,218,000	66,327,000	49,218,000
Restricted cash and short term investments																																	221,423,000	209,782,000	221,423,000	209,782,000
Long-term debt - floating																																						505,668,000		400,574,000					505,668,000		400,574,000
Long-term debt - fixed																																						0		222,310,000					0		219,966,000
Obligations under capital leases																																						412,371,000		405,843,000					412,371,000		405,843,000
High-yield bonds																																						233,804,000	[3]						234,708,000	[3]
Fair value of high yield bonds compared to face value (in hundredths)																																													100.50%
Derivatives [Abstract]
Interest rate swap asset	1,819,000																															0					1,819,000				1,819,000	[4],[5]	0	[4],[5]				1,819,000	[4],[5]	0	[4],[5]
Interest rate swaps liability	24,991,000																															0					24,991,000				24,991,000	[4],[5]	27,351,000	[4],[5]				24,991,000	[4],[5]	27,351,000	[4],[5]
Foreign currency swaps liability	20,527,000																															0					20,527,000				20,527,000	[5]	27,732,000	[5]				20,527,000	[5]	27,732,000	[5]
Fair value of derivative liability																										5,900,000	8,400,000
Notional amount of interest rate swaps												$ 759,590,000	[1]	$ 526,892,000												$ 466,800,000	$ 254,100,000
Concentration Risk [Line Items]
Number of customers	5
Number of time charters				2	2	1	1	1
Percentage, minimum (in hundredths)									30.00%	30.00%	30.00%

[1]	This includes the nominal value of the cross currency interest rate swap of $227.2 million described below.
[2]	This pertains to the cross currency interest rate swap described below.
[3]	Included within long-term debt-floating are high-yield bonds with a carrying value of $233.8 million as of December 31, 2012. The fair value of the high-yield bonds as of December 31, 2012 was $234.7 million, which is 100.50% of its face value.
[4]	The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as at December 31, 2012 and 2011, was $5.9 million (with a notional amount of $466.8 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018.
[5]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

RELATED PARTY TRANSACTIONS (Details)	3 Months Ended	12 Months Ended									12 Months Ended									12 Months Ended							1 Months Ended	6 Months Ended	12 Months Ended														12 Months Ended
	Apr. 12, 2011	Dec. 31, 2012 USD ($) Vessel		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Oct. 18, 2011 Golar Freeze [Member] USD ($)	Jul. 19, 2012 NR Satu [Member] USD ($)	Nov. 08, 2012 Golar Grand [Member] USD ($)	Dec. 31, 2012 Golar Energy [Member] USD ($)		Dec. 31, 2011 Golar Energy [Member] USD ($)		Dec. 31, 2010 Golar Energy [Member] USD ($)		Dec. 31, 2012 Golar LNG Partners LP [Member]	Dec. 31, 2011 Golar LNG Partners LP [Member]	Dec. 31, 2010 Golar LNG Partners LP [Member]	Dec. 31, 2012 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Dec. 31, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Dec. 31, 2010 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)		Oct. 18, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)	Jul. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)	Jul. 18, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)	Dec. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2011 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2010 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)		Dec. 31, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] USD ($)		Dec. 31, 2011 High-yield bonds [Member] USD ($)		Dec. 31, 2010 High-yield bonds [Member] USD ($)		Dec. 31, 2012 High-yield bonds [Member] NOK	Dec. 31, 2012 CPC Corporation [Member] USD ($)	Dec. 31, 2011 CPC Corporation [Member] USD ($)	Dec. 31, 2010 CPC Corporation [Member] USD ($)	Dec. 31, 2012 CPC Corporation [Member] Faraway Maritime Shipping Company [Member]	Dec. 31, 2011 CPC Corporation [Member] Faraway Maritime Shipping Company [Member]	Dec. 31, 2010 CPC Corporation [Member] Faraway Maritime Shipping Company [Member]
Related Party Transaction [Line Items]
Management and administrative services fees (a)		$ 2,876,000	[1]	$ 1,576,000	[1]	$ 0	[1]
Ship management fees (b)		4,222,000	[2]	4,146,000	[2]	3,826,000	[2]
Interest expense											829,000	[3]	0	[3]	0	[3]				11,921,000	[4]	3,085,000	[4]	0	[4]				4,737,000	[5]	0	[5]	0	[5]		575,000	[6]	0	[6]	0	[6]
Total related party expenses		25,160,000		8,807,000		3,826,000
Related Party Transaction, Due from (to) Related Party [Abstract]
Trading balances due to Golar and affiliates		(546,000)	[7]	3,235,000	[7]
Golar LNG vendor financing loans (c)		0	[4]	(222,310,000)	[4]
High-yield bonds (e)		(34,953,000)	[6]	0	[6]
Related Party Transaction, Due from (to) Related Party, Total		(35,499,000)		(219,075,000)
Mark up percentage on management's costs and expenses (in hundredths)		5.00%
Period of termination		120 days
Debt instrument, face amount		233,800,000									25,000,000															222,300,000		175,000,000								227,000,000						1,300,000,000
Interest rate (in hundredths)											6.75%															6.75%		6.75%
Balloon Payment																										222,300,000
Maturity dates																				Oct. 2014								July 2015							Dec. 2014	Oct. 2017
Draw on line of credit																											155,000,000
Remaining borrowing capacity																											20,000,000
Maximum borrowing capacity																																			20,000,000
Ownership percentage (in hundredths)		100.00%						100.00%									60.00%	60.00%	60.00%																											40.00%	40.00%	40.00%
Dividends paid		77,588,000		29,276,000		0																																					1,800,000	2,400,000	3,100,000
Total purchase consideration								330,000,000	385,000,000	265,000,000
Working capital adjustment								9,000,000	3,000,000	2,600,000
Purchase consideration								231,300,000	388,000,000	176,800,000
Less: Net Assets of Golar Freeze Acquired [Abstract]
-Vessel - historic book value								166,000,000	257,600,000	127,500,000
- Capital lease obligation assumed (net of restricted cash)								0	0	(90,800,000)
-Loan debt assumed								(108,000,000)	0	0
-Other net assets								7,500,000	(1,900,000)	6,400,000
Total net assets acquired								(65,500,000)	(255,700,000)	(43,100,000)
Deduction to equity								165,800,000	132,300,000	133,700,000
Acquisition financed by Vendor Financing Loans								222,300,000	155,000,000
Acquisition financed by Equity offering proceeds									230,000,000
Number of vessels currently or previously financed by UK tax leases		6
Omnibus Agreement deductible claims		500,000
Omnibus Agreement aggregate cap on claims		$ 5,000,000
Period of indemnification	3 years

[1]	Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	Golar Energy loan - In December 2011, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, entered into a loan agreement with Golar LNG Energy Limited ("Golar Energy") for $25 million. Golar Singapore made a drawdown of $25 million in January 2012. The loan was unsecured, repayable on demand and bears interest at the rate of 6.75% per annum payable on a quarterly basis. Under the Purchase, Sale and Contribution Agreement dated July 9, 2012, all amounts payable to Golar Energy by the subsidiaries acquired by the Partnership, including Golar Singapore, were extinguished .
[4]	Golar LNG vendor financing loan - Golar Freeze - In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012 (see note 21).
[5]	Golar LNG vendor financing loan - NR Satu - In July 2012, in connection with the purchase of the NR Satu, the Partnership entered into a financing loan agreement with Golar for an amount of $175 million. Of this amount, $155 million has been drawn down in July 2012. A further $20 million is available for drawdown until July 2015. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012 (see note 21).
[6]	High-yield bonds - In October 2012, the Partnership completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35.0 million was issued to Golar.
[7]	Trading balances -Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when the Partnership pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of the Partnership including ship management and administrative service fees due to Golar.

OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
Book value of vessels and equipment secured against long-term loans and capital leases	$ 1,192,779,000	$ 983,785,000
Deferred credits from capital lease transactions	19,200,000
Net accrued currency gain	5,900,000
Expected cost of modification and drydocking	25,000,000
Claim sought damages for pipeline repairs and expenses	$ 9,600,000

EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to general partner and limited partner interests	$ 116,418		$ 85,534		$ 54,267
Less: Dropdown Predecessor (net income)/loss	(28,015)		(21,937)		3,467
Less: distributions paid	(87,072)		(46,423)		0
Under distributed earnings	1,331		17,174		57,734
Under distributed earnings attributable to [Abstract]
Common unit holders	1,304		16,829		35,615
Subordinated unit holders	0		0		20,964
General Partner	$ 27		$ 345		$ 1,155
Weighted average units outstanding (basic and diluted) [Abstract]
Common units (in units)	27,441		23,127		23,127
Subordinated units (in units)	15,949		15,949		15,949
General Partner units (in units)	886		797		797
Earnings per unit (basic and diluted) [Abstract]
Common units (in dollars per unit)	$ 2.08		$ 1.89		$ 1.54
Subordinated units (in dollars per unit)	$ 1.85		$ 1.16		$ 1.31
General Partner units (in dollars per unit)	$ 2		$ 1.59		$ 1.45
Cash distributions declared and paid in the period per unit (in dollars per unit)	$ 1.78	[1]	$ 0.73	[1]	$ 0	[1]
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per unit)	$ 0.5	[2]	$ 0.43	[2]	$ 0	[2]
Distribution Made to Member or Limited Partner [Line Items]
Partnership's total number of units outstanding held by entities other than Golar (in hundredths)	46.00%		35.00%
Minimum per share quarterly distribution (in dollars per share)	$ 0.385
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428
Common unitholders distribution percentage (in hundredths)	98.00%
General partner interest distribution percentage (in hundredths)	2.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813
Common unitholders distribution percentage (in hundredths)	85.00%
General partner interest distribution percentage (in hundredths)	2.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775
Common unitholders distribution percentage (in hundredths)	75.00%
General partner interest distribution percentage (in hundredths)	2.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%
Distribution percentage to all unit holders (in hundredths)	50.00%
General Partner [Member]
Distribution Made to Member or Limited Partner [Line Items]
General Partner's ownership interest in the Partnership (in hundredths)	2.00%

[1]	Refers to cash distribution declared and paid during the period.
[2]	Refers to cash distribution declared and paid subsequent to the period end.

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 28, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 28, 2013 Subsequent Event [Member] Dividend Paid [Member]
Dividends [Abstract]
Dividends payable, date declared								Feb 28, 2013
Dividends payable, date paid									Feb 28, 2013
Distribution per unit (in dollars per unit)							$ 0.515	$ 0.5
Share price (in dollars per share)						$ 29.74
Contributions by general partner						$ 2,600,000
Common partnership units sold (in units)						3,900,000
General Partner, ownership interest (in hundredths)	2.00%	2.00%				2.00%
Units sold in private placement (in units)						416,947
Proceeds from issuance of equity			$ 401,851,000	$ 0	$ 0	$ 130,000,000

ACQUISITION AFTER BALANCE SHEET DATE (Details) (Golar Maria [Member], USD $) In Thousands, unless otherwise specified	Feb. 07, 2013
Golar Maria [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 122,379 [1]
Less: Fair value of net assets acquired [Abstract]
Vessel and equipment	215,000
Mark-to-market on interest rate swaps	(3,096)
Long term debt	(89,525)
Others*	0 [2]
Subtotal	(122,379)
Difference between the purchase price and net assets acquired	$ 0

[1]	This includes the purchase consideration for the vessel less the assumed bank debt and fair value of the the interest rate swap liability but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.
[2]	This information will be available upon finalization of the results of the Golar Maria for the first quarter of 2013.